UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04723

Dreyfus Treasury Obligations Cash Management
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	07/31/2020

FORM N-CSR

Item 1.          Reports to Stockholders.

Dreyfus Cash Management Funds

SEMIANNUAL REPORT July 31, 2020

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Contents

THE FUNDS

FOR  MORE  INFORMATION

Back Cover

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds	The Funds

LETTERS TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for the Dreyfus Cash Management Funds (Taxable) covers the six-month period ended July 31, 2020. Over the reporting period, these funds achieved the following annualized yields and, taking into account the effects of compounding, the following annualized effective yields:1,2

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus Cash Management[3]
Institutional Shares	0.70	0.70
Investor Shares	0.45	0.45
Administrative Shares	0.60	0.60
Dreyfus Government Cash Management[4]
Institutional Shares	0.46	0.46
Investor Shares	0.30	0.30
Administrative Shares	0.37	0.37
Participant Shares	0.26	0.26
Dreyfus Government Securities Cash Management[4]
Institutional Shares	0.48	0.48
Investor Shares	0.31	0.31
Administrative Shares	0.39	0.39
Participant Shares	0.25	0.25
Dreyfus Treasury Obligations Cash Management[4]
Institutional Shares	0.43	0.43
Investor Shares	0.27	0.27
Administrative Shares	0.34	0.34
Participant Shares	0.23	0.23
Dreyfus Treasury Securities Cash Management[4]
Institutional Shares	0.47	0.47
Investor Shares	0.31	0.31
Administrative Shares	0.39	0.39
Participant Shares	0.26	0.26

Yields of money market instruments declined over the reporting period, as the U.S. Federal Reserve (the “Fed”) reduced short-term interest rates in response to the COVID-19 pandemic.

Rate Cuts and Rescue Plans Stabilize Markets, Economic Recovery Begins

Money markets experienced turmoil during the reporting period as investor concerns grew regarding the effect of the COVID-19 virus on the economy. In response to these concerns, the Fed cut the federal funds rate twice in March 2020, bringing it to 0.00%-0.25%. The Fed also implemented a number of programs to restore calm to financial markets.

Prior to the pandemic, the U.S. economy was experiencing slower but steady growth. Gross domestic product (GDP) rose 2.2% in 2019, down from 3.0% for 2018. But with the emergence of COVID-19 early in 2020, the global and the U.S. economies contracted sharply. U.S. GDP shrank by a 5.0% annualized rate in the first quarter of 2020 and by a 31.7% annualized rate in the second quarter of 2020.

The labor market weakened early in the reporting period. In March 2020, 1.4 million jobs were lost, and the unemployment rate rose to 4.4%. In April 2020, job losses continued, amounting to 20.8 million and causing the unemployment rate to jump to 14.7%.

In response to the pandemic, Congress acted quickly, passing the $2 trillion Coronavirus Aid, Relief and Economic Security (CARES) Act. This legislation provided payments to qualified citizens and included the Paycheck Protection Program that enabled small businesses to keep their workers employed.

The Fed’s actions also supported the economy. In addition to its March 2020 emergency interest rate cuts, the Fed said it would buy at least $700 billion in Treasuries and government-guaranteed mortgage-backed securities. It later announced that these purchases would be open-ended. The Fed also launched two programs to support the corporate bond market, pledging to buy up to $750 billion in new and existing bonds.

The Fed intervened in money markets as well, relaunching the Commercial Paper Funding Facility that was initiated during the global financial crisis. This involves direct purchases of commercial paper, thus easing pressures on large corporations that rely on this market to fund operations.

Toward the end of the reporting period, the economy began to show signs of recovery. Retail sales rebounded by 17.7% in May 2020 versus the previous month. Manufacturing also improved dramatically, as indicated by the June 2020 Purchasing Managers Index (PMI), which rose by 9.5% over May 2020. The PMI rose further in July 2020, hitting a reading of 54.2%, the highest since March 2019.

Job creation also surged in May and June 2020, beating economist expectations, as nonfarm payrolls rose by more than 2.7 million and 4.8 million, respectively. In July 2020, the economy continued to add new jobs, with new positions totaling 1.8 million. Unemployment fell from 14.7% in April to 11.1% in June and 10.2% in July 2020.

Housing data was also positive. In July 2020, housing starts, an indicator of future economic activity, soared by 22.6% over the June 2020 figure, reaching an annualized rate of approximately 1.5 million and exceeding the expected figure of 1.2 million.

Despite the economic and labor market improvement, inflation remained subdued during the reporting period. The core personal consumption expenditure (PCE) index, which excludes volatile food and energy prices, remained generally well below the Fed’s 2.0% target in the first quarter of 2020. In fact, the PCE fell 1.1% in the second quarter of 2020.

Low Interest Rates to Continue

With core inflation remaining below the Fed’s target rate and the economy in need of supportive monetary policy, the Fed announced that it will leave rates unchanged for an extended period. In fact, the Fed has projected that interest rates would remain near zero through 2022. Given this environment, we have maintained the fund’s weighted-average maturity in a range that is in line with industry averages. As always, we have retained our longstanding focus on quality and liquidity.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Annualized yields provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

3 You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4 You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Sincerely,

Patricia A. Larkin

Chief Investment Officer
Dreyfus Cash Investment Strategies

August 17, 2020

Dear Shareholder:

We are pleased to present the semiannual report for the Dreyfus Cash Management Funds (Tax Exempt). For the six-month period ended July 31, 2020, these tax-exempt money market funds achieved the following annualized yields and annualized effective yields:1, 2

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus AMT-Free Municipal Cash Management Plus[3]
Institutional Shares	0.54	0.54
Investor Shares	0.44	0.44
Participant Shares	0.45	0.45
Dreyfus AMT-Free New York Municipal Cash Management[3]
Institutional Shares	0.63	0.63
Investor Shares	0.48	0.48
Participant Shares	0.42	0.42
Dreyfus AMT-Free Tax Exempt Cash Management[4]
Institutional Shares	0.68	0.68
Investor Shares	0.55	0.55

Yields of municipal money market instruments declined during the reporting period, as a result of the COVID-19 pandemic and two interest rate cuts by the Federal Reserve Board (the “Fed”).

Pandemic-Related Turmoil Eases, Followed by Strong Demand

The reporting period began amid emerging investor concerns about the COVID-19 virus and its effect on the economy. Over the prior two years, the municipal bond market had experienced strong inflows into longer term municipal funds — exchange-traded funds, separately managed accounts and mutual funds — fueled by a low rate environment and tax-reform legislation of 2017. But with the spread of the virus, outflows became substantial, putting pressure on prices all across the curve, as funds sold securities to meet redemptions. After a few weeks of dislocation, the tax-exempt market stabilized across the maturity spectrum, with demand increasing and yields normalizing.

Outflows increased in mid-March 2020 in tax-exempt money market funds but reversed course in April 2020. The dramatic volatility in variable-rate yields reflected these asset flows. The Securities Industry and Financial Markets Association Municipal Swap Index (SIFMA Index) increased from 1.28% to 5.30% during this period, but the reset mechanism and liquidity characteristics of related securities were effective, and as inflows returned, rates stabilized, resetting at 0.14% in late May 2020.

The Fed played a significant role in bringing calm to the market. On March 3, 2020, it delivered an emergency 50 basis-point cut and quickly followed this up with an unprecedented weekend move on March 15, 2020, lowering the federal fund target rate to 0.00-0.25%.

Fed Chairman Jerome Powell confirmed this commitment to low rates at the Fed’s April 2020 meeting, indicating there were no plans to raise interest rates anytime soon. Mr. Powell also committed to using the full range of tools to mitigate the effects of COVID-19 on economic activity as well as the risks to the economic outlook. The Fed also announced the Municipal Liquidity Facility (MLF), allowing states, counties and cities to use the proceeds of notes purchased by the MLF to purchase similar notes issued by, or otherwise to assist, other political subdivisions and governmental entities. The MLF authorizes the purchase of up to $500 billion of eligible notes.

In June 2020, the Fed held its regularly scheduled meeting, voting to keep the federal funds target rate in a range of 0.00–0.25% and pledging to maintain asset purchases at “at least” the present pace. The Fed also projected that interest rates would remain near zero through 2022.

Issuance of new municipal bonds during the period was also volatile. While it virtually halted in March 2020, it quickly picked up in the following month. Issuance in the short-term market continued to increase, as states and local governments sought to balance their budgets, as adjusted by the change to economic projections and increased spending. June and July 2020 provided the market with a plethora of new issues, and these were met with strong investor demand, keeping the SIFMA Index at an average of 0.14% between May and August.

In July 2020, the Fed voted to keep the federal funds target rate in a range of 0.00–0.25%, as expected, and reiterated its pledge to increase its holdings of Treasuries and mortgage-backed securities. The Fed also said the path of the economy would depend on the course of COVID-19 and projected that interest rates would remain near zero through 2022.

Maintaining a High Quality, Liquid Portfolio

We anticipate that issuance in the short-term market will increase in the coming months. Our experienced credit team will continue to review our current holdings and any purchases we make, going forward. All of the securities purchased receive a minimal credit risk and are periodically reviewed for any changes to the credit outlook. We continue to maintain a very high grade, liquid portfolio.

Economy Expected to Enter a Post-Pandemic Growth Phase

Having survived the initial phase of the pandemic, the economy is now in the transitional reopening phase and will eventually enter the growth incentive phase. But it will take some time to assess the long-term effect the pandemic will have on municipal credits. Many are hopeful that the economic effects will be temporary, and that the programs put in place by the federal government will mitigate these effects.

However, the impact of COVID-19 on the U.S. and global economies remains uncertain, so the Fed will continue to monitor economic data and will respond with policy changes as needed. We believe that a focus on preservation of capital and liquidity remains the prudent course for the funds’ management.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Annualized yields provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

3 You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4 You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Sincerely,

Colleen Meehan
Senior Portfolio Manager

August 17, 2020

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2020 to July 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended July 31, 2020
	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management
Expenses paid per $1,000†	$.60	$1.84	$1.10	-
Ending value (after expenses)	$1,004.20	$1,003.00	$1,003.70	-
Annualized expense ratio (%)	.12	.37	.22	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.80	$1.54	$1.19	$1.74
Ending value (after expenses)	$1,002.30	$1,001.50	$1,001.80	$1,001.30
Annualized expense ratio (%)	.16	.31	.24	.35
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.05	$1.84	$1.49	$2.19
Ending value (after expenses)	$1,002.40	$1,001.60	$1,001.90	$1,001.30
Annualized expense ratio (%)	.21	.37	.30	.44
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.95	$1.64	$1.34	$1.84
Ending value (after expenses)	$1,002.10	$1,001.40	$1,001.70	$1,001.20
Annualized expense ratio (%)	.19	.33	.27	.37
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$1.00	$1.74	$1.44	$2.04
Ending value (after expenses)	$1,002.40	$1,001.60	$1,001.90	$1,001.30
Annualized expense ratio (%)	.20	.35	.29	.41
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$1.74	$2.19	-	$1.79
Ending value (after expenses)	$1,002.70	$1,002.20	-	$1,002.20
Annualized expense ratio (%)	.35	.44	-	.36
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.64	$2.39	-	$3.09
Ending value (after expenses)	$1,003.40	$1,002.60	-	$1,002.30
Annualized expense ratio (%)	.33	.48	-	.62
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$.95	$1.64	-	-
Ending value (after expenses)	$1,003.20	$1,002.50	-	-
Annualized expense ratio (%)	.19	.33	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended July 31, 2020
	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management
Expenses paid per $1,000†	$.60	$1.86	$1.11	-
Ending value (after expenses)	$1,024.27	$1,023.02	$1,023.77	-
Annualized expense ratio (%)	.12	.37	.22	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.81	$1.56	$1.21	$1.76
Ending value (after expenses)	$1,024.07	$1,023.32	$1,023.67	$1,023.12
Annualized expense ratio (%)	.16	.31	.24	.35
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.06	$1.86	$1.51	$2.21
Ending value (after expenses)	$1,023.82	$1,023.02	$1,023.37	$1,022.68
Annualized expense ratio (%)	.21	.37	.30	.44
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.96	$1.66	$1.36	$1.86
Ending value (after expenses)	$1,023.92	$1,023.22	$1,023.52	$1,023.02
Annualized expense ratio (%)	.19	.33	.27	.37
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$1.01	$1.76	$1.46	$2.06
Ending value (after expenses)	$1,023.87	$1,023.12	$1,023.42	$1,022.82
Annualized expense ratio (%)	.20	.35	.29	.41
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$1.76	$2.21	-	$1.81
Ending value (after expenses)	$1,023.12	$1,022.68	-	$1,023.07
Annualized expense ratio (%)	.35	.44	-	.36
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.66	$2.41	-	$3.12
Ending value (after expenses)	$1,023.22	$1,022.48	-	$1,021.78
Annualized expense ratio (%)	.33	.48	-	.62
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$.96	$1.66	-	-
Ending value (after expenses)	$1,023.92	$1,023.22	-	-
Annualized expense ratio (%)	.19	.33	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

July 31, 2020 (Unaudited)

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 5.5%
Alpine Securitization	0.31	8/11/2020	75,000,000	[a,b]	74,997,112
Alpine Securitization	0.35	8/7/2020	100,000,000	[a,b]	99,997,764
Antalis	0.32	8/10/2020	25,000,000	[a,b]	24,998,840
Collateralized Commercial Paper FLEX Co.	0.30	1/8/2021	50,000,000	[b]	49,938,284
Victory Receivables Corp.	0.31	8/20/2020	125,000,000	[b]	124,990,000
Total Asset-Backed Commercial Paper (cost $374,898,591)			374,922,000
Commercial Paper - 24.3%
ANZ New Zealand International, 3 Month LIBOR +.10%	0.52	8/14/2020	30,000,000	[a,c]	30,001,374
Bedford Row Funding Corp., 3 Month LIBOR +.10%	0.55	8/11/2020	50,000,000	[a,c]	50,001,603
Bedford Row Funding Corp., 3 Month LIBOR +.13%	0.69	11/2/2020	150,000,000	[a,c]	150,054,342
Canadian Imperial Bank of Commerce, 1 Month LIBOR +.23%	0.39	8/7/2020	100,000,000	[a,c]	100,026,700
Collateralized Commercial Paper FLEX Co., 3 Month LIBOR +.12%	0.42	10/5/2020	70,000,000	[a,c]	70,010,394
Collateralized Commercial Paper V Co.	0.28	12/18/2020	70,000,000	[b]	69,929,767
Collateralized Commercial Paper V Co., 3 Month LIBOR +.11%	0.54	8/13/2020	136,000,000	[c]	136,006,498
Dexia Credit Local (Gov't Guaranteed)	0.22	11/25/2020	85,000,000	[a,b]	84,949,446
Dexia Credit Local (Gov't Guaranteed)	0.23	12/2/2020	100,000,000	[a,b]	99,935,589
Dexia Credit Local (Gov't Guaranteed)	0.56	8/5/2020	41,568,000	[a,b]	41,567,509
Mizuho Bank (Singapore)	0.25	10/6/2020	72,500,000	[a,b]	72,479,490
Mufg Bank/NY	0.24	11/18/2020	100,000,000	[b]	99,931,250
Prudential Funding	0.12	8/5/2020	50,000,000	[b]	49,999,549
PSP Capital	0.27	11/24/2020	50,000,000	[b]	49,972,934
Sumitomo Mitsui Trust Bank (Singapore)	0.27	11/2/2020	20,000,000	[a,b]	19,989,294
Sumitomo Mitsui Trust Bank (Singapore)	0.31	9/14/2020	100,000,000	[a,b]	99,981,250
Swedbank	0.37	11/16/2020	275,000,000	[b]	274,853,975
Westpac Banking, 3 Month LIBOR +.03%	0.48	8/10/2020	150,000,000	[a,c]	150,007,050
Total Commercial Paper (cost $1,649,367,240)			1,649,698,014
Negotiable Bank Certificates of Deposit - 22.9%
BNP Paribas/NY, 1 Month SOFR +.21%	0.31	8/5/2020	60,000,000	[c]	60,002,309
BNP Paribas/NY, 1 Month SOFR +.21%	0.31	8/4/2020	100,000,000	[c]	100,029,917
HSBC Bank USA, 1 Month LIBOR +.12%	0.31	8/10/2020	72,000,000	[c]	71,999,826
Mizuho Bank	0.23	10/29/2020	153,000,000		153,005,727
Mizuho Bank	0.26	10/21/2020	100,000,000		100,010,920
Mufg Bank/NY	0.98	8/28/2020	25,000,000		25,017,063
Natixis/NY	0.95	9/9/2020	195,500,000		195,682,791
Skandinav Enskilda Bank/NY	0.23	12/23/2020	115,000,000		115,008,325
Skandinaviska Enskilda Banken/NY, 1 Month LIBOR +.19%	0.37	8/10/2020	100,000,000	[c]	100,006,235
Skandinaviska Enskilda Banken/NY, 3 Month LIBOR +.13%	0.63	8/6/2020	125,000,000	[c]	125,046,291
Sumitomo Mitsui Banking/NY, 1 Month LIBOR +.11%	0.27	9/3/2020	120,000,000	[c]	120,000,000
Sumitomo Mitsui Banking/NY	0.31	9/18/2020	100,000,000		100,019,445
Sumitomo Mitsui Trust/NY	0.22	11/4/2020	85,000,000	[a]	85,001,130
Sumitomo Mitsui Trust/NY	0.26	10/23/2020	125,000,000	[a]	125,014,859
Wells Fargo Bank, 3 Month LIBOR +.11%	0.38	10/14/2020	75,000,000	[c]	75,033,610
Total Negotiable Bank Certificates of Deposit (cost $1,550,513,293)			1,550,878,448
Time Deposits - 20.5%
Cooperatieve Rabobank/NY	0.08	8/3/2020	124,000,000		124,000,000
DNB Bank/(Cayman)	0.08	8/3/2020	330,000,000		330,000,000
National Bank of Canada (Montreal)	0.12	8/4/2020	320,000,000		320,000,000
NRW.Bank	0.11	8/5/2020	320,000,000		320,000,000
Toronto-Dominion Bank (Toronto)	0.12	8/7/2020	300,000,000		300,000,000
Total Time Deposits (cost $1,394,000,000)			1,394,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Treasury Bills - 11.1%
U.S. Cash Management Bills	0.18	11/17/2020	24,690,000	[b]	24,686,365
U.S. Cash Management Bills	0.11	12/8/2020	300,000,000	[b]	299,899,458
U.S. Treasury Bills	0.10	10/15/2020	230,000,000	[b]	229,956,859
U.S. Treasury Bills	0.12	9/8/2020	195,000,000	[b]	194,982,937
Total U.S. Treasury Bills (cost $749,482,665)			749,525,619
Repurchase Agreements - 15.7%
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020 due at maturity date in the amount of $145,002,296 (fully collateralized by: original par of $4,688,751, Equities, valued at $159,500,220)	0.19	8/3/2020	145,000,000		145,000,000
Bank of America Securities, OBFR +.45%, dated 5/18/2020 due at maturity date in the amount of $200,009,000 (fully collateralized by: original par of $558,483,427, Corporate Debt Securities, 0.00%-12.50%, due 8/15/20-1/1/99, valued at $208,525,408, original par of $10,567,425, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%, due 3/1/50, valued at $10,640,076)	0.54	8/3/2020	200,000,000	[d]	200,000,000

BMO Capital Markets, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020 due at maturity date in the amount of $150,003,000 (fully collateralized by: original par of $27,278,374, Asset-Backed Securities, 0.00%-3.12%, due 4/15/29-8/15/68, valued at $2,174,114, original par of $145,799,780, Corporate Debt Securities, 1.88%-12.00%, due 9/1/20-6/15/50, valued at $153,677,247, original par of $70,261, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 6.81%, due 11/15/47, valued at $73,465, original par of $1,193,203, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 6.05%, due 8/25/50, valued at $291,867, original par of $7, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 4.50%, due 4/25/44, valued at $0, original par of $21,691,301, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.61%-5.91%, due 12/20/39-5/20/70, valued at $1,579,187)

	0.24	8/3/2020	150,000,000		150,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020 due at maturity date in the amount of $85,001,558 (fully collateralized by: original par of $46,587,322, Asset-Backed Securities, 2.17%-5.71%, due 8/15/24-11/15/48, valued at $44,299,540, original par of $3,028,715, Corporate Debt Securities, 1.24%-4.75%, due 5/31/22-12/15/26, valued at $3,043,322, original par of $104,451,647, Private Label Collateralized Mortgage Obligations, 0.36%-5.50%, due 11/26/29-1/25/66, valued at $40,207,138)	0.22	8/3/2020	85,000,000		85,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020 due at maturity date in the amount of $275,004,354 (fully collateralized by: original par of $2,720,540,462, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 1.48%-23.13%, due 10/15/39-1/15/47, valued at $166,772,187, original par of $1,995,201,834, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.53%, due 11/25/39-12/25/46, valued at $129,075,233)	0.19	8/3/2020	275,000,000		275,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020 due at maturity date in the amount of $110,002,292 (fully collateralized by: original par of $117,243,228, Corporate Debt Securities, 3.50%-7.00%, due 3/17/24-1/1/99, valued at $120,990,112)	0.25	8/3/2020	110,000,000		110,000,000

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 15.7% (continued)
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020 due at maturity date in the amount of $100,001,584 (fully collateralized by: original par of $103,876,000, Other Instrument (international debt), 0.38%-2.75%, due 7/23/21-7/16/25, valued at $105,000,764)	0.19	8/3/2020	100,000,000	100,000,000
Total Repurchase Agreements (cost $1,065,000,000)			1,065,000,000
Total Investments (cost $6,783,261,789)			100.0%	6,784,024,081
Cash and Receivables (Net)			.0%	2,780,458
Net Assets			100.0%	6,786,804,539

LIBOR—London Interbank Offered Rate
OBFR—Overnight Bank Funding Rate
SOFR—Secured Overnight Financing Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities amounted to $1,379,013,746 or 20.32% of net assets.
b Security is a discount security. Income is recognized through the accretion of discount.
c Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of July 31, 2020 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2020, these securities amounted to $200,000,000 or 2.95% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banks	63.9
Repurchase Agreements	15.7
U.S. Treasury Securities	11.1
Diversified Financials	9.3
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management
U.S. Government Agencies - 22.8%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
1/19/2021	0.32	200,000,000	[a]	199,696,000
2/12/2021	0.44	100,000,000	[a]	99,767,083
8/4/2020, 3 Month SOFR +.04%	0.14	129,000,000	[b]	129,000,000
8/4/2020, 3 Month SOFR +.08%	0.18	87,000,000	[b]	87,000,000
8/4/2020, 3 Month SOFR +.10%	0.20	100,000,000	[b]	100,000,000
8/4/2020, 3 Month SOFR +.12%	0.22	33,000,000	[b]	33,000,000
8/4/2020, 3 Month EFFR +.13%	0.23	250,000,000	[b]	250,000,000
8/4/2020, 3 Month SOFR +.15%	0.25	80,000,000	[b]	80,000,000
8/4/2020, 3 Month U.S. T-BILL +.17%	0.28	125,000,000	[b]	124,981,030
8/4/2020, 3 Month SOFR +.19%	0.29	162,500,000	[b]	162,500,000
8/4/2020, 3 Month FCPR -2.92%	0.33	100,000,000	[b]	99,998,824
8/4/2020, 3 Month FCPR -2.92%	0.33	146,000,000	[b]	145,998,378
8/4/2020, 3 Month SOFR +.32%	0.42	30,000,000	[b]	30,000,000
8/4/2020, 3 Month SOFR +.35%	0.45	250,000,000	[b]	250,000,000
8/15/2020, 1 Month LIBOR +.06%	0.23	250,000,000	[b]	249,991,994
Federal Home Loan Banks:
8/4/2020	0.81	100,000,000	[a]	99,993,333
8/4/2020, 3 Month SOFR +.02%	0.12	281,000,000	[b]	281,000,000
8/4/2020, 3 Month SOFR +.02%	0.12	400,000,000	[b]	400,000,000
8/4/2020, 3 Month SOFR +.02%	0.12	492,000,000	[b]	492,003,671
8/4/2020, 3 Month SOFR +.03%	0.13	250,000,000	[b]	250,000,000
8/4/2020, 3 Month SOFR +.03%	0.13	26,000,000	[b]	26,000,212
8/4/2020, 3 Month SOFR +.04%	0.14	305,000,000	[b]	305,000,000
8/4/2020, 3 Month SOFR +.04%	0.14	35,000,000	[b]	35,000,000
8/4/2020, 3 Month SOFR +.04%	0.14	202,000,000	[b]	202,000,000
8/4/2020, 3 Month SOFR +.05%	0.15	206,000,000	[b]	206,000,000
8/4/2020, 3 Month SOFR +.07%	0.17	500,000,000	[b]	500,000,000
8/4/2020, 3 Month SOFR +.08%	0.18	312,000,000	[b]	312,000,000
8/4/2020, 3 Month SOFR +.09%	0.19	353,000,000	[b]	353,000,000
8/4/2020, 3 Month SOFR +.10%	0.20	496,500,000	[b]	496,500,000
8/4/2020, 3 Month SOFR +.11%	0.21	75,000,000	[b]	75,000,000
8/4/2020, 3 Month SOFR +.12%	0.22	304,000,000	[b]	304,000,000
8/4/2020, 3 Month SOFR +.12%	0.22	202,000,000	[b]	202,000,000
8/4/2020, 3 Month SOFR +.14%	0.24	195,000,000	[b]	195,000,000
8/4/2020, 3 Month SOFR +.20%	0.30	100,000,000	[b]	100,000,000
8/4/2020, 3 Month SOFR +.24%	0.34	500,000,000	[b]	500,000,000
8/4/2020, 3 Month SOFR +.30%	0.40	250,000,000	[b]	250,000,000
8/5/2020, 3 Month SOFR +.03%	0.13	365,000,000	[b]	365,000,000
9/2/2020	0.88	228,000,000	[a]	227,824,924
9/10/2020	0.53	500,000,000	[a]	499,711,111
9/15/2020	0.29	500,000,000	[a]	499,818,750
9/21/2020	0.20	500,000,000	[a]	499,858,333
9/21/2020, 3 Month LIBOR -.13%	0.18	200,000,000	[b]	200,000,000
9/23/2020	0.19	389,200,000	[a]	389,089,972
9/25/2020	0.06	199,620,000	[a]	199,601,702
9/30/2020	0.17	175,000,000	[a]	174,950,417
10/2/2020	0.53	500,000,000	[a]	499,552,222
10/13/2020	0.18	141,300,000	[a]	141,248,426
12/4/2020	0.14	275,000,000	[a]	274,866,319
1/21/2021	0.38	500,000,000	[a]	499,110,972
1/22/2021	0.13	400,000,000		399,980,021
3/19/2021	0.45	287,750,000	[a]	286,941,103
5/14/2021	0.17	250,000,000		249,995,564

Dreyfus Government Cash Management(continued)
U.S. Government Agencies - 22.8%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Home Loan Mortgage Corporation:
8/4/2020, 3 Month SOFR +.03%	0.13	500,000,000	[b,c]	500,000,000
8/4/2020, 3 Month SOFR +.03%	0.13	500,000,000	[b,c]	500,000,000
8/4/2020, 3 Month SOFR +.04%	0.14	500,000,000	[b,c]	500,000,000
8/4/2020, 3 Month SOFR +.05%	0.15	500,000,000	[b,c]	500,000,000
8/4/2020, 3 Month SOFR +.12%	0.22	500,000,000	[b,c]	500,000,000
8/4/2020, 3 Month SOFR +.14%	0.24	100,000,000	[b,c]	100,000,000
8/4/2020, 3 Month SOFR +.18%	0.28	125,000,000	[b,c]	125,000,000
8/4/2020, 3 Month SOFR +.30%	0.40	550,000,000	[b,c]	550,000,000
8/4/2020, 3 Month SOFR +.32%	0.42	500,000,000	[b,c]	500,000,000
8/5/2020, 3 Month SOFR +.03%	0.13	180,000,000	[b,c]	179,971,841
8/27/2020	0.14	500,000,000	[a,c]	499,949,444
Federal National Mortgage Association:
8/4/2020, 3 Month SOFR +.12%	0.22	42,000,000	[b,c]	42,000,000
8/4/2020, 3 Month SOFR +.19%	0.29	175,000,000	[b,c]	174,981,575
8/4/2020, 3 Month SOFR +.19%	0.29	500,000,000	[b,c]	500,000,000
8/4/2020, 3 Month SOFR +.20%	0.30	525,000,000	[b,c]	525,000,000
8/4/2020, 3 Month SOFR +.22%	0.32	233,000,000	[b,c]	233,000,000
8/4/2020, 3 Month SOFR +.30%	0.40	250,000,000	[b,c]	250,000,000
8/4/2020, 3 Month SOFR +.30%	0.40	375,000,000	[b,c]	375,000,000
10/16/2020	0.20	300,000,000	[a,c]	299,873,333
U.S. International Development Finance Corporation:
8/12/2020, 3 Month U.S. T-BILL FLAT	0.20	15,000,000	[b]	15,000,000
8/12/2020, 3 Month U.S. T-BILL FLAT	0.20	8,650,220	[b]	8,650,220
8/12/2020, 3 Month U.S. T-BILL FLAT	0.20	46,365,179	[b]	46,365,179
8/12/2020, 3 Month U.S. T-BILL FLAT	0.20	22,000,000	[b]	22,000,000
8/12/2020, 3 Month U.S. T-BILL FLAT	0.20	50,000,000	[b]	50,000,000
8/12/2020, 3 Month U.S. T-BILL FLAT	0.20	8,000,000	[b]	8,000,000
8/12/2020, 3 Month U.S. T-BILL FLAT	0.20	24,375,000	[b]	24,375,000
8/12/2020, 3 Month U.S. T-BILL FLAT	0.20	25,000,000	[b]	25,000,000
8/12/2020, 3 Month U.S. T-BILL FLAT	0.20	15,000,000	[b]	15,000,000
8/12/2020, 3 Month U.S. T-BILL FLAT	0.20	13,000,000	[b]	13,000,000
Total U.S. Government Agencies (cost $20,116,146,953)				20,116,146,953
U.S. Treasury Bills - 29.5%
8/11/2020	0.12	500,000,000	[a]	499,983,333
8/25/2020	0.13	2,950,000,000	[a]	2,949,742,733
9/1/2020	0.13	871,000,000	[a]	870,900,899
10/27/2020	0.15	500,000,000	[a]	499,824,792
11/3/2020	0.17	1,000,000,000	[a]	999,556,111
11/10/2020	0.18	1,425,000,000	[a]	1,424,280,375
11/24/2020	0.19	1,000,000,000	[a]	999,413,021
12/15/2020	0.16	500,000,000	[a]	499,707,222
8/4/2020	0.15	468,700,000	[a]	468,694,337
8/6/2020	0.13	830,000,000	[a]	829,985,750
8/18/2020	0.14	1,250,000,000	[a]	1,249,917,361
9/3/2020	0.11	600,000,000	[a]	599,937,667
9/15/2020	0.17	300,000,000	[a]	299,938,125
9/17/2020	0.14	450,000,000	[a]	449,917,750
9/24/2020	0.17	250,000,000	[a]	249,936,250
10/8/2020	0.19	250,000,000	[a]	249,912,639
10/15/2020	0.15	1,425,000,000	[a]	1,424,560,375
10/22/2020	0.16	1,000,000,000	[a]	999,635,556
11/5/2020	0.15	2,000,000,000	[a]	1,999,200,000
11/12/2020	0.14	1,900,000,000	[a]	1,899,233,866
11/19/2020	0.14	1,000,000,000	[a]	999,586,736

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management(continued)
U.S. Treasury Bills - 29.5%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
11/27/2020	0.16	1,933,500,000	[a]	1,932,485,987
12/17/2020	0.19	800,000,000	[a]	799,419,633
12/24/2020	0.18	1,025,000,000	[a]	1,024,272,130
1/14/2021	0.15	1,250,000,000	[a]	1,249,128,500
1/28/2021	0.12	500,000,000	[a]	499,700,000
Total U.S. Treasury Bills (cost $25,968,871,148)				25,968,871,148
U.S. Treasury Notes - 5.6%
8/15/2020	2.63	250,000,000		250,111,353
8/31/2020	1.38	301,000,000		300,959,914
8/31/2020	2.13	150,000,000		150,060,682
8/31/2020	2.63	154,000,000		154,124,607
9/30/2020	2.75	489,000,000		489,909,274
10/31/2020	1.38	100,000,000		99,936,030
10/31/2020	2.88	206,000,000		206,636,110
11/15/2020	1.75	283,500,000		283,621,373
11/15/2020	2.63	300,000,000		300,847,376
11/30/2020	1.63	197,000,000		197,214,269
11/30/2020	2.00	545,000,000		545,647,638
11/30/2020	2.75	400,000,000		402,771,653
12/31/2020	2.50	565,000,000		567,038,116
7/15/2021	2.63	245,000,000		250,844,615
7/31/2021	1.13	255,000,000		257,547,545
7/31/2021	1.75	190,000,000		193,074,327
7/31/2021	2.25	150,000,000		153,182,981
8/15/2021	2.13	101,000,000		103,101,075
Total U.S. Treasury Notes (cost $4,906,628,938)				4,906,628,938
U.S. Treasury Floating Rate Notes - 6.3%
8/11/2020, 3 Month U.S. T-BILL +.05%	0.15	650,000,000	[b]	649,896,448
8/11/2020, 3 Month U.S. T-BILL +.12%	0.22	1,380,000,000	[b]	1,379,934,453
8/11/2020, 3 Month U.S. T-BILL +.14%	0.24	1,095,000,000	[b]	1,095,032,644
8/11/2020, 3 Month U.S. T-BILL +.15%	0.26	550,000,000	[b]	549,965,504
8/11/2020, 3 Month U.S. T-BILL +.22%	0.33	250,000,000	[b]	249,826,122
8/11/2020, 3 Month U.S. T-BILL +.30%	0.41	1,640,000,000	[b]	1,641,265,820
Total U.S. Treasury Floating Rate Notes (cost $5,565,920,991)				5,565,920,991
Repurchase Agreements - 36.0%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $155,001,033 (fully collateralized by: original par of $140,103,099, U.S. Treasuries (including strips), 1.50%-5.50%, due 6/30/21-8/15/49, valued at $158,100,011)	0.08	155,000,000		155,000,000
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $600,004,500 (fully collateralized by: original par of $473,640,062, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-3.50%, due 8/20/48-7/20/50, valued at $488,570,408, original par of $119,116,418, U.S. Treasuries (including strips), 1.13%-2.13%, due 7/31/22-5/15/40, valued at $123,429,592)	0.09	600,000,000		600,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 36.0%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $500,003,750 (fully collateralized by: original par of $214,222,305, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.83%-4.00%, due 9/1/42-12/1/48, valued at $154,402,242, original par of $446,105,816, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.50%-4.50%, due 10/1/42-12/1/48, valued at $355,597,758)	0.09	500,000,000	500,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $950,006,333 (fully collateralized by: original par of $916,854,700, U.S. Treasuries (including strips), 0.00%-4.38%, due 7/15/21-2/15/39, valued at $969,000,029)	0.08	950,000,000	950,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $120,000,900 (fully collateralized by: original par of $207,392,769, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.50%, due 3/20/47, valued at $122,400,000)	0.09	120,000,000	120,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $100,000,834 (fully collateralized by: original par of $76,640,935 Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-5.00%, due 7/1/37-8/1/50, valued at $38,915,526, original par of $211,253,887, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.99%-5.00%, due 12/1/35-8/1/50, valued at $63,084,474)	0.10	100,000,000	100,000,000

Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $761,005,708 (fully collateralized by: original par of $24,474,550, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 5.88%, due 7/15/44, valued at $4,758,491, original par of $364,075,238, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 3.07%-6.03%, due 6/25/43-9/25/49, valued at $36,187,064, original par of $500,694,989, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.79%-3.50%, due 11/25/24-6/1/50, valued at $246,324,981, original par of $1,469,459,514, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.62%-6.01%, due 11/16/44-3/20/70, valued at $261,965,742, original par of $242,863,637, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%, due 11/20/49, valued at $244,189,236)

	0.09	761,000,000	761,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $100,000,583 (fully collateralized by: original par of $285,523,993, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.13%-4.50%, due 10/20/39-4/20/50, valued at $102,000,595)	0.07	100,000,000	100,000,000
Barclays Bank, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $230,001,341 (fully collateralized by: original par of $198,314,300, U.S. Treasuries (including strips), 0.13%-0.75%, due 4/15/21-2/15/45, valued at $234,600,089)	0.07	230,000,000	230,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $500,002,500 (fully collateralized by: original par of $510,188,300, U.S. Treasuries (including strips), 0.00%-0.00%, due 11/27/20, valued at $510,000,041)	0.06	500,000,000	500,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $500,002,916 (fully collateralized by: original par of $469,706,141, U.S. Treasuries (including strips), 0.00%-3.00%, due 4/22/21-5/15/47, valued at $510,000,012)	0.07	500,000,000	500,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 36.0%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $350,002,042 (fully collateralized by: original par of $316,486,800, U.S. Treasuries (including strips), 0%-3.63%, due 11/30/21-2/15/49, valued at $357,000,066)	0.07	350,000,000	350,000,000

Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $350,002,625 (fully collateralized by: original par of $346,998,266, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 2.47%-11.54%, due 2/15/36-3/15/44, valued at $16,971,263, original par of $192,888,366, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.52%-5.98%, due 10/15/37-7/25/50, valued at $29,184,962, original par of $4,475,117, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.90%-4.50%, due 1/1/29-2/1/49, valued at $4,799,965, original par of $644,882,325, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.62%-11.99%, due 6/25/23-7/25/59, valued at $70,052,299, original par of $35,382,828, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.50%, due 7/1/48, valued at $1,662,473, original par of $51,062,551, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.45%-4.50%, due 11/1/25-2/1/50, valued at $47,583,757, original par of $912,616,183, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.85%-6.52%, due 12/20/27-2/20/70, valued at $119,672,305, original par of $97,635,198, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.43%-5.00%, due 1/15/41-8/20/69, valued at $80,076,279)

	0.09	350,000,000	350,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $520,003,033 (fully collateralized by: original par of $409,948,500, U.S. Treasuries (including strips), 0.13%-3.75%, due 10/31/20-11/15/43, valued at $530,400,001)	0.07	520,000,000	520,000,000

Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $250,001,667 (fully collateralized by: original par of $12,000, Federal Farm Credit Bank Agency Debentures and Agency Strips, 2.08%, due 9/10/24, valued at $12,949, original par of $4,900,000, Federal Home Loan Banks Agency Debentures and Agency Strips, 1.95%-5.38%, due 8/15/24-2/21/25, valued at $4,949,449, original par of $49,845,000, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.38%, due 7/21/25, valued at $49,742,984, original par of $122,594,000, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.50%-1.90%, due 10/15/24-6/17/25, valued at $123,446,122, original par of $52,998,000, Tennessee Valley Authority Agency Debentures and Agency Strips, 0.00%-7.13%, due 2/15/21-9/15/65, valued at $76,851,698)

	0.08	250,000,000	250,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $2,671,015,581 (fully collateralized by: original par of $2,394,806,296, U.S. Treasuries (including strips), 0.00%-8.75%, due 8/6/20-5/15/50, valued at $2,724,420,018)	0.07	2,671,000,000	2,671,000,000
Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $300,001,750 (fully collateralized by: original par of $284,041,864, U.S. Treasuries (including strips), 0.00%-7.88%, due 8/18/20-5/15/50, valued at $306,000,029)	0.07	300,000,000	300,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 36.0%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $1,200,009,000 (fully collateralized by: original par of $500,000, Federal Home Loan Banks Agency Debentures and Agency Strips, 2.14%, due 9/11/26, valued at $504,979, original par of $326,735,027, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.34%-6.50%, due 1/1/28-6/1/50, valued at $196,229,384, original par of $25,000,000, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%, due 10/28/20, valued at $24,992,875, original par of $858,105,168, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.00%, due 5/1/25-3/1/52, valued at $644,552,587, original par of $351,974,641, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-5.00%, due 9/20/34-7/20/50, valued at $349,720,162, original par of $7,972,481, U.S. Treasuries (including strips), 0.00%-2.13%, due 11/17/20-5/31/27, valued at $8,000,099)

	0.09	1,200,000,000	1,200,000,000
Deutsche Bank Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $600,003,500 (fully collateralized by: original par of $454,939,156, U.S. Treasuries (including strips), 0.13%-3.88%, due 1/15/21-2/15/50, valued at $612,000,001)	0.07	600,000,000	600,000,000
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 7/31/2020, due at 8/3/2020 in the amount of $1,000,006,666 (fully collateralized by: original par of $1,000,000,034, U.S. Treasuries (including strips), 0.50%-2.38%, due 1/31/27-5/31/27, valued at $1,020,000,034)	0.08	1,000,000,000	1,000,000,000

HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $420,002,800 (fully collateralized by: original par of $87,697,000, Federal National Mortgage Association Agency Debentures and Agency Strips, 2.13%, due 4/24/26, valued at $96,298,821, original par of $348,891,092, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-6.00%, due 5/20/46-5/20/50, valued at $329,374,254, original par of $3,517,000, Tennessee Valley Authority Agency Debentures and Agency Strips, 0.00%-0.00%, due 3/15/34-1/15/37, valued at $2,726,926)

	0.08	420,000,000	420,000,000

HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $400,003,000 (fully collateralized by: original par of $145,321,368, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-7.00%, due 4/1/29-5/1/50, valued at $127,077,038, original par of $69,801,346, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-5.50%, due 12/1/23-10/1/49, valued at $69,356,755, original par of $399,996,000, Government National Mortgage Association Agency Mortgage-Backed Securities, 4.00%, due 11/20/48, valued at $209,819,558, original par of $2,528,800, Tennessee Valley Authority Agency Debentures and Agency Strips, 0.00%, due 9/15/39, valued at $1,746,650)

	0.09	400,000,000	400,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $200,001,167 (fully collateralized by: original par of $188,866,150, U.S. Treasuries (including strips), 0.00%-3.75%, due 8/4/20-11/15/43, valued at $204,000,000)	0.07	200,000,000	200,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $100,000,750 (fully collateralized by: original par of $126,804,499, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.00%, due 5/1/49-7/1/56, valued at $102,000,001)	0.09	100,000,000	100,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 36.0%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $1,450,008,458 (fully collateralized by: original par of $1,456,509,900, U.S. Treasuries (including strips), 0.00%-2.75%, due 8/20/20-6/30/23, valued at $1,479,000,027)	0.07	1,450,000,000		1,450,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/29/2020, due at 8/5/2020 in the amount of $200,003,889 (fully collateralized by: original par of $197,976,500, U.S. Treasuries (including strips), 0.00%-2.75%, due 10/20/20-2/28/25, valued at $204,000,059)	0.10	200,000,000		200,000,000
JP Morgan Securities, 1 Month SOFR +.01%, dated 2/11/2020, due at 8/3/2020 in the amount of $2,700,286,500 (fully collateralized by: original par of $765,751,638, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-7.00%, due 7/1/26-6/1/50, valued at $439,452,494, original par of $2,550,729,371, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.50%, due 1/1/30-7/1/50, valued at $2,314,547,506)	0.11	2,700,000,000	[d]	2,700,000,000
JP Morgan Securities, 1 Month SOFR +.03%, dated 8/2/2019, due at 8/3/2020 in the amount of $350,043,556 (fully collateralized by: original par of $349,668,700, U.S. Treasuries (including strips), 0.00%-2.75%, due 8/18/20-2/28/25, valued at $357,000,021)	0.13	350,000,000	[d]	350,000,000
JP Morgan Securities, 1 Month SOFR +.05%, dated 5/21/2019, due at 8/3/2020 in the amount of $500,071,389 (fully collateralized by: original par of $17,744,610, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-4.00%, due 11/1/39-6/1/50, valued at $18,447,506, original par of $617,607,537, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.36%-8.50%, due 8/1/26-6/1/50, valued at $490,187,421, original par of $1,284,062, Government National Mortgage Association Agency Mortgage-Backed Securities, 4.00%, due 5/20/50, valued at $1,365,073)	0.15	500,000,000	[d]	500,000,000
Merrill Lynch Pierce Fenner & Smith, OBFR +.08%, dated 9/9/2019, due at 8/3/2020 in the amount of $875,012,396 (fully collateralized by: original par of $20,604,748,645, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.91%, due 6/20/34-6/20/70, valued at $872,126,703, original par of $116,615,702, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.50%, due 3/20/47, valued at $68,824,781)	0.17	875,000,000	[d]	875,000,000
Mizuho Securities USA, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $500,002,916 (fully collateralized by: original par of $510,072,800, U.S. Treasuries (including strips), 0.00%-0.13%, due 8/6/20-5/15/23, valued at $510,000,075)	0.07	500,000,000		500,000,000
MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $300,001,750 (fully collateralized by: original par of $272,167,600, U.S. Treasuries (including strips), 0.00%-2.88%, due 12/3/20-8/15/47, valued at $306,000,048)	0.07	300,000,000		300,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 36.0%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $1,250,009,375 (fully collateralized by: original par of $874,733,521, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%-6.00%, due 8/1/31-4/1/50, valued at $317,756,794, original par of $888,666,014, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.70%-6.00%, due 4/1/30-5/1/50, valued at $266,698,029, original par of $1,497,989,917, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-6.00%, due 6/15/38-3/20/49, valued at $222,746,946, original par of $360,080,300, U.S. Treasuries (including strips), 0.25%-4.25%, due 1/31/23-5/15/39, valued at $467,798,313)

	0.09	1,250,000,000	1,250,000,000
Natixis, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $1,150,006,708 (fully collateralized by: original par of $993,873,020, U.S. Treasuries (including strips), 0.00%-6.63%, due 10/31/20-11/15/49, valued at $1,173,000,001)	0.07	1,150,000,000	1,150,000,000
Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $1,200,007,000 (fully collateralized by: original par of $1,257,487,628, U.S. Treasuries (including strips), 0.00%-7.63%, due 8/6/20-8/15/47, valued at $1,224,000,088)	0.07	1,200,000,000	1,200,000,000

Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $800,006,000 (fully collateralized by: original par of $393,582,295, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-6.00%, due 6/1/31-7/1/50, valued at $387,083,437, original par of $103,330,900, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.88%-4.00%, due 1/1/21-8/1/50, valued at $104,276,401, original par of $364,340,472, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.09%-5.50%, due 2/15/32-1/20/70, valued at $324,640,162)

	0.09	800,000,000	800,000,000
Prudential Insurance Company of America, dated 7/31/2020, due at 8/3/2020 in the amount of $58,420,487 (fully collateralized by: original par of $72,000,000, U.S. Treasuries (including strips), 0.00%-0.00%, due 11/15/35-2/15/43, valued at $59,588,400)	0.10	58,420,000	58,420,000
Prudential Legacy Insurance Company of New Jersey, dated 7/31/2020, due at 8/3/2020 in the amount of $268,564,738 (fully collateralized by: original par of $350,000,000, U.S. Treasuries (including strips), 0.00%-0.00%, due 11/15/37-2/15/45, valued at $273,933,750)	0.10	268,562,500	268,562,500
RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $1,600,009,333 (fully collateralized by: original par of $1,550,801,100, U.S. Treasuries (including strips), 0.38%-2.63%, due 10/31/21-11/30/24, valued at $1,632,000,040)	0.07	1,600,000,000	1,600,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 36.0%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $1,200,009,000 (fully collateralized by: original par of $111,043,000, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 5.00%-6.00%, due 9/15/34-10/15/36, valued at $9,577,756, original par of $234,161,525, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%, due 7/1/49, valued at $164,885,375, original par of $219,562,030, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%, due 1/1/50, valued at $226,156,542, original par of $905,569,096, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.76%-2.50%, due 11/16/43-2/20/50, valued at $797,274,006, original par of $120,185,159, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.50%, due 3/20/47, valued at $70,931,419)

	0.09	1,200,000,000	1,200,000,000
Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $500,002,916 (fully collateralized by: original par of $417,133,900, U.S. Treasuries (including strips), 0.13%-4.38%, due 12/31/21-11/15/49, valued at $510,000,072)	0.07	500,000,000	500,000,000

Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $1,875,014,063 (fully collateralized by: original par of $5,258,901,903, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 2.75%-7.73%, due 7/15/28-8/15/57, valued at $327,449,103, original par of $1,672,163,095, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.52%-5.88%, due 10/15/37-8/25/50, valued at $91,921,306, original par of $399,366,750, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.85%-4.50%, due 7/1/47-2/1/50, valued at $319,555,412, original par of $7,186,637,610, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.57%, due 10/25/32-11/25/59, valued at $679,896,050, original par of $483,556,201, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.00%-6.00%, due 3/1/35-7/1/48, valued at $15,049,974, original par of $10,102,699, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.37%-3.02%, due 10/1/45-6/1/50, valued at $4,197,203, original par of $1,749,096,188, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 3.00%-6.48%, due 6/16/39-7/20/50, valued at $151,297,888, original par of $382,882,366, U.S. Treasuries (including strips), 0.00%-1.63%, due 4/15/23-9/30/26, valued at $391,059,264)

	0.09	1,875,000,000	1,875,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 36.0%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $300,001,750 (fully collateralized by: original par of $14,997,610, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-0.82%, due 9/15/22-10/15/22, valued at $1,605, original par of $4,871,000, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-0.12%, due 1/12/21-8/15/27, valued at $4,868,988 original par of $20,795,087, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.88%-5.55%, due 6/1/30-7/1/47, valued at $15,339,331, original par of $375,830, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-0.87%, due 5/25/23, valued at $396, original par of $130,604,303, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.13%-4.50%, due 11/1/26-7/1/50, valued at $81,643,923, original par of $94,288,661, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.35%-0.73%, due 3/16/32-11/20/36, valued at $2,208,031, original par of $11,534,024, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%, due 11/20/49, valued at $11,809,854, original par of $182,927,924, U.S. Treasuries (including strips), 0.00%-3.13%, due 10/31/20-2/15/49, valued at $190,250,654)

	0.07	300,000,000	300,000,000

Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 7/28/2020, due at 8/4/2020 in the amount of $300,005,833 (fully collateralized by: original par of $1,543, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.88%, due 1/1/35, valued at $90, original par of $208,788, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.87%, due 5/25/23, valued at $220, original par of $4,410,362, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.50%-4.50%, due 8/1/48-9/1/49, valued at $3,421,778, original par of $4,385, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.49%, due 1/20/34, valued at $148, original par of $27,115,104, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.88%, due 6/20/27, valued at $82,866, original par of $257,363,738, U.S. Treasuries (including strips), 0.00%-8.13%, due 8/25/20-5/15/48, valued at $302,494,964)

	0.10	300,000,000	300,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/7/2020 in the amount of $400,007,778 (fully collateralized by: original par of $3,313,844, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-4.50%, due 8/1/48-11/1/49, valued at $3,264,093, original par of $23,008,316, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.00%, due 7/20/46-11/20/49, valued at $14,140,236, original par of $379,510,304, U.S. Treasuries (including strips), 0.00%-2.63%, due 8/20/20-11/15/42, valued at $390,595,707)	0.10	400,000,000	400,000,000
UBS Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $300,002,000 (fully collateralized by: original par of $245,466,843, U.S. Treasuries (including strips), 0.00%-8.13%, due 8/11/20-2/15/50, valued at $306,000,009)	0.08	300,000,000	300,000,000
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $400,002,667 (fully collateralized by: original par of $313,374,700, U.S. Treasuries (including strips), 2.38%-2.50%, due 2/15/46-11/15/49, valued at $408,000,015)	0.08	400,000,000	400,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 36.0%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $300,002,500 (fully collateralized by: original par of $716,182,881, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.31%-6.50%, due 10/1/22-8/1/48, valued at $103,591,780, original par of $1,449,504,411, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.45%-7.50%, due 3/1/22-3/1/50, valued at $202,408,220)	0.10	300,000,000	300,000,000
Total Repurchase Agreements (cost $31,653,982,500)			31,653,982,500
Total Investments (cost $88,211,550,530)		100.2%	88,211,550,530
Liabilities, Less Cash and Receivables		(.2%)	(180,421,900)
Net Assets		100.0%	88,031,128,630

EFFR—Effective Federal Funds Rate
FCPR—Farm Credit Prime Rate
LIBOR—London Interbank Offered Rate
OBFR—Overnight Bank Funding Rate
SOFR—Secured Overnight Financing Rate
U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of July 31, 2020 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2020, these securities amounted to $4,425,000,000 or 5.03% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	41.4
Repurchase Agreements	36.0
U.S. Government Agencies	22.8
100.2

† Based on net assets.
See notes to financial statements.

Dreyfus Government Securities Cash Management
U.S. Government Agencies - 42.2%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
9/25/2020	0.12	15,000,000	[a]	14,997,250
11/18/2020	0.24	45,000,000	[a]	44,967,300
12/10/2020	0.12	47,000,000	[a]	46,979,477
12/14/2020	0.54	50,000,000	[a]	49,899,688
12/15/2020	0.18	65,000,000	[a]	64,955,800
1/6/2021	0.13	50,000,000	[a]	49,971,472
8/4/2020, 3 Month U.S. T-BILL +.17%	0.28	125,000,000	[b]	124,981,030
8/4/2020, 3 Month SOFR +.20%	0.30	65,000,000	[b]	65,000,000
8/4/2020, 3 Month FCPR -2.92%	0.33	25,750,000	[b]	25,749,714
8/25/2020, 1 Month LIBOR +.16%	0.33	37,000,000	[b]	37,015,223
Federal Home Loan Banks:
8/3/2020	0.05	150,000,000	[a]	149,999,556
8/4/2020, 3 Month SOFR +.02%	0.12	25,000,000	[b]	25,000,000
8/4/2020, 3 Month SOFR +.02%	0.12	50,000,000	[b]	50,000,000
8/4/2020, 3 Month SOFR +.03%	0.13	25,000,000	[b]	25,000,204
8/4/2020, 3 Month SOFR +.04%	0.14	20,000,000	[b]	20,000,000
8/4/2020, 3 Month SOFR +.04%	0.14	30,000,000	[b]	30,000,000
8/4/2020, 3 Month SOFR +.07%	0.17	73,000,000	[b]	73,000,000
8/4/2020, 3 Month SOFR +.09%	0.19	50,000,000	[b]	50,000,000
8/4/2020, 3 Month SOFR +.23%	0.33	50,000,000	[b]	50,000,000
8/4/2020, 3 Month SOFR +.24%	0.34	50,000,000	[b]	50,000,000
8/7/2020	0.14	115,000,000	[a]	114,997,413
8/10/2020	0.12	50,000,000	[a]	49,998,500
8/11/2020	0.12	50,000,000	[a]	49,998,403
8/14/2020	0.12	75,000,000	[a]	74,996,750
8/21/2020	1.53	38,800,000	[a]	38,767,451
8/26/2020	0.15	100,000,000	[a]	99,989,931
9/11/2020	1.63	20,000,000		20,025,438
9/16/2020	0.16	100,000,000	[a]	99,979,556
9/22/2020	0.20	100,000,000	[a]	99,971,111
9/23/2020	0.29	40,000,000	[a]	39,982,922
9/28/2020	0.14	50,000,000	[a]	49,988,722
9/30/2020	0.14	77,000,000	[a]	76,982,033
10/1/2020	0.29	100,000,000	[a]	99,950,861
10/5/2020	0.29	50,000,000	[a]	49,973,819
10/13/2020	0.18	13,950,000	[a]	13,944,908
11/12/2020	0.11	50,000,000	[a]	49,984,979
12/4/2020	0.14	50,000,000	[a]	49,975,694
Tennessee Valley Authority:
8/5/2020	0.11	100,000,000	[a]	99,998,778
Total U.S. Government Agencies (cost $2,227,023,983)				2,227,023,983
U.S. Treasury Bills - 40.8%
8/25/2020	0.12	250,000,000	[a]	249,979,633
9/1/2020	0.13	149,000,000	[a]	148,983,269
11/3/2020	0.14	150,000,000	[a]	149,946,211
11/10/2020	0.11	200,000,000	[a]	199,940,522
8/4/2020	0.11	333,000,000	[a]	332,997,021
8/6/2020	0.10	168,000,000	[a]	167,997,693
8/20/2020	0.15	87,000,000	[a]	86,993,113
9/3/2020	0.09	89,000,000	[a]	88,992,708
9/17/2020	0.12	175,000,000	[a]	174,973,399
9/24/2020	0.16	100,000,000	[a]	99,976,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Securities Cash Management(continued)
U.S. Treasury Bills - 40.8%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
11/5/2020	0.14	170,000,000	[a]	169,938,800
11/12/2020	0.15	100,000,000	[a]	99,959,086
1/21/2021	0.13	135,000,000	[a]	134,918,906
4/22/2021	0.14	50,000,000	[a]	49,950,500
Total U.S. Treasury Bills (cost $2,155,546,861)				2,155,546,861
U.S. Treasury Notes - 6.3%
9/30/2020	2.75	25,000,000		25,046,151
11/15/2020	1.75	105,000,000		105,044,268
11/15/2020	2.63	100,000,000		100,279,362
11/30/2020	2.00	65,000,000		65,073,996
12/31/2020	2.50	35,000,000		35,126,255
Total U.S. Treasury Notes (cost $330,570,032)				330,570,032
U.S. Treasury Floating Rate Notes - 10.6%
8/11/2020, 3 Month U.S. T-BILL +.05%	0.15	125,000,000	[b]	125,005,391
8/11/2020, 3 Month U.S. T-BILL +.12%	0.22	320,000,000	[b]	319,939,685
8/11/2020, 3 Month U.S. T-BILL +.14%	0.24	50,000,000	[b]	50,003,200
8/11/2020, 3 Month U.S. T-BILL +.15%	0.26	50,000,000	[b]	49,995,368
8/11/2020, 3 Month U.S. T-BILL +.30%	0.41	15,000,000	[b]	15,019,555
Total U.S. Treasury Floating Rate Notes (cost $559,963,199)				559,963,199
Total Investments (cost $5,273,104,075)		99.9%		5,273,104,075
Cash and Receivables (Net)		.1%		3,873,781
Net Assets		100.0%		5,276,977,856

FCPR—Farm Credit Prime Rate
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	57.7
U.S. Government Agencies	42.2
99.9

† Based on net assets.
See notes to financial statements.

Dreyfus Treasury Obligations Cash Management
U.S. Treasury Bills - 42.7%	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/11/2020	0.08	500,000,000	[a]	499,988,889
8/25/2020	0.14	1,100,000,000	[a]	1,099,897,333
9/1/2020	0.14	1,550,000,000	[a]	1,549,816,583
10/27/2020	0.15	250,000,000	[a]	249,912,396
11/3/2020	0.17	385,550,000	[a]	385,378,859
11/10/2020	0.18	355,400,000	[a]	355,220,523
12/15/2020	0.16	200,000,000	[a]	199,882,889
12/29/2020	0.13	750,000,000	[a]	749,613,542
8/4/2020	0.14	550,000,000	[a]	549,993,500
8/18/2020	0.14	1,000,000,000	[a]	999,933,889
8/27/2020	0.03	450,000,000	[a]	449,990,250
9/3/2020	0.39	200,000,000	[a]	199,930,333
9/15/2020	0.17	100,000,000	[a]	99,979,375
9/17/2020	0.14	1,000,000,000	[a]	999,817,222
9/24/2020	0.17	250,000,000	[a]	249,936,250
10/15/2020	0.19	500,000,000	[a]	499,806,917
10/22/2020	0.16	300,000,000	[a]	299,890,667
11/5/2020	0.15	400,000,000	[a]	399,840,000
11/27/2020	0.16	1,000,000,000	[a]	999,475,555
12/24/2020	0.18	250,000,000	[a]	249,823,785
1/21/2021	0.13	500,000,000	[a]	499,699,653
1/28/2021	0.13	500,000,000	[a]	499,687,500
Total U.S. Treasury Bills (cost $12,087,515,910)				12,087,515,910
U.S. Treasury Notes - 8.0%
8/15/2020	1.50	705,860,000		705,954,283
8/31/2020	2.63	106,000,000		106,072,927
11/15/2020	1.75	301,250,000		301,370,680
11/30/2020	2.00	420,000,000		420,884,478
11/30/2020	2.75	195,000,000		195,704,243
12/31/2020	1.75	145,000,000		145,793,072
12/31/2020	2.50	120,000,000		120,906,060
7/15/2021	2.63	150,000,000		153,581,285
7/31/2021	1.75	35,000,000		35,566,323
7/31/2021	2.25	65,000,000		66,373,811
Total U.S. Treasury Notes (cost $2,252,207,162)				2,252,207,162
U.S. Treasury Floating Rate Notes - 15.9%
8/11/2020, 3 Month U.S. T-BILL +.05%	0.15	1,250,000,000	[b]	1,249,893,404
8/11/2020, 3 Month U.S. T-BILL +.11%	0.22	700,000,000	[b]	700,120,008
8/11/2020, 3 Month U.S. T-BILL +.12%	0.22	350,000,000	[b]	349,957,831
8/11/2020, 3 Month U.S. T-BILL +.14%	0.24	565,000,000	[b]	565,026,589
8/11/2020, 3 Month U.S. T-BILL +.15%	0.26	824,790,000	[b]	824,530,910
8/11/2020, 3 Month U.S. T-BILL +.22%	0.33	600,000,000	[b]	599,689,269
8/11/2020, 3 Month U.S. T-BILL +.30%	0.41	223,000,000	[b]	223,169,432
Total U.S. Treasury Floating Rate Notes (cost $4,512,387,443)				4,512,387,443
Repurchase Agreements - 26.8%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $380,002,533 (fully collateralized by: original par of $343,478,565, U.S. Treasuries (including strips), 1.50%-5.50%, due 6/30/21-8/15/49, valued at $387,600,026)	0.08	380,000,000		380,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Obligations Cash Management(continued)
Repurchase Agreements - 26.8%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $450,002,625 (fully collateralized by: original par of $388,904,531, U.S. Treasuries (including strips), 0.00%-8.00%, due 8/15/20-2/15/50, valued at $459,002,695)	0.07	450,000,000		450,000,000
Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $300,001,750 (fully collateralized by: original par of $297,592,000, U.S. Treasuries (including strips), 0.00%-3.13%, due 1/15/22-2/15/49, valued at $306,000,002)	0.07	300,000,000		300,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $500,002,916 (fully collateralized by: original par of $371,449,300, U.S. Treasuries (including strips), 0.88%-3.00%, due 2/15/46-11/15/47, valued at $510,000,034)	0.07	500,000,000		500,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $675,003,938 (fully collateralized by: original par of $605,201,891, U.S. Treasuries (including strips), 0.00%-8.75%, due 8/6/20-5/15/50, valued at $688,500,005)	0.07	675,000,000		675,000,000
Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $200,001,167 (fully collateralized by: original par of $189,361,243, U.S. Treasuries (including strips), 0.00%-7.88%, due 8/18/20-5/15/50, valued at $204,000,019)	0.07	200,000,000		200,000,000
Deutsche Bank Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $650,003,792 (fully collateralized by: original par of $492,850,752, U.S. Treasuries (including strips), 0.13%-3.88%, due 1/15/21-2/15/50, valued at $663,000,001)	0.07	650,000,000		650,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/27/2020, due at 8/3/2020 in the amount of $400,007,778 (fully collateralized by: original par of $392,885,000, U.S. Treasuries (including strips), 0.00%-2.50%, due 11/10/20-4/15/25, valued at $408,000,009)	0.10	400,000,000		400,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/28/2020, due at 8/4/2020 in the amount of $300,005,833 (fully collateralized by: original par of $290,851,500, U.S. Treasuries (including strips), 0.00%-2.75%, due 12/31/20-12/31/24, valued at $306,000,005)	0.10	300,000,000		300,000,000
JP Morgan Securities, 1 Month SOFR +.03%, dated 5/21/2019, due at 8/3/2020 in the amount of $500,062,222 (fully collateralized by: original par of $492,337,900, U.S. Treasuries (including strips), 0.00%-1.75%, due 8/27/20-8/31/21, valued at $510,000,053)	0.13	500,000,000	[c]	500,000,000
JP Morgan Securities, 1 Month SOFR +.03%, dated 8/2/2019, due at 8/3/2020 in the amount of $150,018,666 (fully collateralized by: original par of $148,591,299, U.S. Treasuries (including strips), 0.00%-2.75%, due 10/20/20-5/15/42, valued at $153,000,000)	0.13	150,000,000	[c]	150,000,000
MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $200,001,167 (fully collateralized by: original par of $154,423,700, U.S. Treasuries (including strips), 0.00%-3.00%, due 12/3/20-11/15/49, valued at $204,000,050)	0.07	200,000,000		200,000,000
Natixis, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $1,050,006,125 (fully collateralized by: original par of $907,449,280, U.S. Treasuries (including strips), 0.00%-6.63%, due 10/31/20-11/15/49, valued at $1,071,000,001)	0.07	1,050,000,000		1,050,000,000
Prudential Insurance Company of America, dated 7/31/2020, due at 8/3/2020 in the amount of $55,050,459 (fully collateralized by: original par of $60,000,000, U.S. Treasuries (including strips), 0.00%, due 5/15/30, valued at $56,151,000)	0.10	55,050,000		55,050,000

Dreyfus Treasury Obligations Cash Management(continued)
Repurchase Agreements - 26.8%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Prudential Legacy Insurance Company of New Jersey, dated 7/31/2020, due at 8/3/2020 in the amount of $266,377,220 (fully collateralized by: original par of $360,000,000, U.S. Treasuries (including strips), 0.00%-0.00%, due 5/15/37-2/15/45, valued at $271,702,500)	0.10	266,375,000	266,375,000
RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $1,200,007,000 (fully collateralized by: original par of $1,144,143,400, U.S. Treasuries (including strips), 1.25%-2.88%, due 10/31/21-12/31/24, valued at $1,224,000,085)	0.07	1,200,000,000	1,200,000,000
TD Securities (USA), Tri-Party Agreement thru BNY Mellon, dated 7/31/2020, due at 8/3/2020 in the amount of $300,002,000 (fully collateralized by: original par of $264,791,200, U.S. Treasuries (including strips), 0.00%-8.13%, due 8/4/20-8/15/49, valued at $306,000,100)	0.08	300,000,000	300,000,000
Total Repurchase Agreements (cost $7,576,425,000)			7,576,425,000
Total Investments (cost $26,428,535,515)		93.4%	26,428,535,515
Cash and Receivables (Net)		6.6%	1,874,750,220
Net Assets		100.0%	28,303,285,735

SOFR—Secured Overnight Financing Rate
U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of July 31, 2020 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2020, these securities amounted to $650,000,000 or 2.3% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	66.6
Repurchase Agreements	26.8
93.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Securities Cash Management
U.S. Treasury Bills - 74.7%	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/11/2020	0.14	2,133,000,000	[a]	2,132,917,224
8/25/2020	0.14	740,000,000	[a]	739,933,533
9/1/2020	0.09	75,000,000	[a]	74,994,510
9/29/2020	0.10	865,000,000	[a]	864,808,730
10/6/2020	0.16	1,750,000,000	[a]	1,749,484,192
11/24/2020	0.17	250,000,000	[a]	249,864,236
12/8/2020	0.15	750,000,000	[a]	749,596,875
12/15/2020	0.14	1,440,000,000	[a]	1,439,237,456
8/4/2020	0.13	1,117,000,000	[a]	1,116,988,450
8/6/2020	0.13	727,000,000	[a]	726,987,479
8/13/2020	0.19	1,617,000,000	[a]	1,616,898,417
8/18/2020	0.12	880,000,000	[a]	879,950,429
8/20/2020	0.12	382,000,000	[a]	381,975,553
8/27/2020	0.56	1,205,000,000	[a]	1,204,519,488
9/3/2020	0.14	490,000,000	[a]	489,936,292
9/10/2020	0.15	3,311,000,000	[a]	3,310,468,578
9/15/2020	0.17	1,104,000,000	[a]	1,103,769,125
9/17/2020	0.14	675,000,000	[a]	674,882,010
9/22/2020	0.17	1,057,100,000	[a]	1,056,839,990
10/1/2020	0.17	475,000,000	[a]	474,867,198
10/15/2020	0.19	300,000,000	[a]	299,884,375
10/22/2020	0.13	315,000,000	[a]	314,905,017
10/29/2020	0.10	840,000,000	[a]	839,796,783
11/5/2020	0.15	1,390,000,000	[a]	1,389,466,933
11/12/2020	0.14	380,000,000	[a]	379,845,929
11/19/2020	0.10	300,000,000	[a]	299,912,000
11/27/2020	0.11	800,000,000	[a]	799,725,322
12/3/2020	0.16	500,000,000	[a]	499,724,444
12/24/2020	0.18	500,000,000	[a]	499,642,535
1/21/2021	0.13	515,000,000	[a]	514,690,642
1/28/2021	0.13	1,800,000,000	[a]	1,798,852,500
4/22/2021	0.14	150,000,000	[a]	149,851,500
Total U.S. Treasury Bills (cost $28,825,217,745)				28,825,217,745
U.S. Treasury Notes - 11.2%
8/15/2020	1.50	114,000,000		114,066,113
8/15/2020	2.63	1,323,800,000		1,324,849,673
8/31/2020	1.38	585,000,000		584,935,323
8/31/2020	2.13	462,000,000		462,586,768
8/31/2020	2.63	459,951,000		460,429,826
9/15/2020	1.38	250,000,000		250,388,896
9/30/2020	1.38	100,000,000		99,962,727
9/30/2020	2.00	278,000,000		278,757,205
9/30/2020	2.75	45,000,000		45,083,618
10/31/2020	2.88	250,000,000		251,599,746
11/30/2020	2.75	100,000,000		100,371,878
12/31/2020	2.50	50,000,000		50,496,826
1/15/2021	2.00	268,000,000		270,028,306
Total U.S. Treasury Notes (cost $4,293,556,905)				4,293,556,905
U.S. Treasury Floating Rate Notes - 14.7%
8/11/2020, 3 Month U.S. T-BILL +.05%	0.15	685,000,000	[b]	684,959,738
8/11/2020, 3 Month U.S. T-BILL +.11%	0.22	1,500,000,000	[b]	1,500,000,000

Dreyfus Treasury Securities Cash Management(continued)
U.S. Treasury Floating Rate Notes - 14.7%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/11/2020, 3 Month U.S. T-BILL +.12%	0.22	748,000,000	[b]	747,934,070
8/11/2020, 3 Month U.S. T-BILL +.14%	0.24	360,000,000	[b]	360,005,406
8/11/2020, 3 Month U.S. T-BILL +.15%	0.26	550,000,000	[b]	549,793,378
8/11/2020, 3 Month U.S. T-BILL +.22%	0.33	1,200,000,000	[b]	1,199,921,084
8/11/2020, 3 Month U.S. T-BILL +.30%	0.41	635,000,000	[b]	635,566,839
Total U.S. Treasury Floating Rate Notes (cost $5,678,180,515)				5,678,180,515
Total Investments (cost $38,796,955,165)		100.6%		38,796,955,165
Liabilities, Less Cash and Receivables		(.6%)		(221,337,772)
Net Assets		100.0%		38,575,617,393

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	100.6
100.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Municipal Cash Management Plus
Short-Term Investments - 103.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 5.5%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	0.21	8/6/2020	3,400,000	[a]	3,400,000
Arizona - 2.1%
Tender Option Bond Trust Receipts (Series 2016-XM0304), (Mesa, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 1/1/2022	0.22	8/6/2020	1,265,000	[a,b,c]	1,265,000
California - 5.9%
Mizuho Floater/Residual Trust, Special Tax Bonds (LOC; Mizuho Capital Market) Ser. 2019-MIZ9002	0.38	8/6/2020	1,500,000	[a,b]	1,500,000
Mizuho Floater/Residual Trust, Special Tax Bonds (LOC; Mizuho Capital Market) Ser. 2019-MIZ9003	0.38	8/6/2020	1,100,000	[a,b]	1,100,000
Tender Option Bond Trust Receipts (Series 2019-XF2835), (California Public Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC)), Trust Maturity Date 7/1/2042	0.36	8/6/2020	1,000,000	[a,b,c]	1,000,000
				3,600,000
Colorado - 2.8%
Colorado Health Facilities Authority, Revenue Bonds (Liquidity Agreement; Citibank NA)	0.20	8/6/2020	1,700,000	[a,b]	1,700,000
Florida - 3.3%
Sunshine Government Financing Commission, CP, Ser. H	0.50	11/6/2020	2,000,000		2,000,000
Iowa - 1.0%
Iowa Finance Authority, Revenue Bonds (YMCA & Rehabilitation Center Project) (LOC; Bank of America NA)	0.36	8/6/2020	600,000	[a]	600,000
Kentucky - 4.7%
Louisville & Jefferson County Metropolitan Sewer District, CP, Ser. A1	0.25	10/7/2020	1,000,000		1,000,000
Tender Option Bond Trust Receipts (Series 2017-XG0113), (Kentucky Property & Buildings Commission, Revenue Bonds (LOC; Barclays Bank PLC)), Trust Maturity Date 4/1/2032	0.20	8/6/2020	1,865,000	[a,b,c]	1,865,000
				2,865,000
Maryland - 6.2%
Maryland Economic Development Corp., Revenue Bonds (Blind Industries & Services of Maryland Project) (LOC; Bank of America NA)	0.23	8/6/2020	1,800,000	[a]	1,800,000
Tender Option Bond Trust Receipts (Series 2019-XF2832), (Maryland State Economic Development Corporation, Revenue Bonds (N Wolfe Street LLC Project) (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Markets LLC)), Trust Maturity Date 7/1/2037	0.38	8/6/2020	2,000,000	[a,b,c]	2,000,000
				3,800,000
Massachusetts - 6.5%
Gloucester, BAN, Ser. B	1.88	9/18/2020	2,000,000		2,004,008
Lowell, BAN	1.25	9/25/2020	2,000,000		2,002,571
				4,006,579
Michigan - 7.2%
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	0.22	8/6/2020	2,600,000	[a,b,c]	2,600,000

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 103.8% (continued)	Coupon Rate (%)	MaturityDate	Principal Amount ($)		Value ($)
Michigan - 7.2% (continued)
Tender Option Bond Trust Receipts (Series 2020-XG0288), (Grand Rapids Michigan Water Supply Systems, Revenue Bonds (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 2/1/2028	0.19	8/6/2020	1,815,000	[a,b,c]	1,815,000
				4,415,000
Missouri - 6.2%
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	0.23	8/6/2020	2,000,000	[a,b]	2,000,000
RIB Floaters Trust, Revenue Bonds, Refunding (LOC; Barclays Bank PLC) Ser. 2017-010	0.20	8/6/2020	1,800,000	[a,b]	1,800,000
				3,800,000
Nebraska - 8.1%
Omaha Public Power District, CP	0.30	8/12/2020	2,000,000		2,000,000
Omaha Public Power District, CP	0.30	8/11/2020	1,000,000		1,000,000
Omaha Public Power District, CP, Ser. A	0.21	9/10/2020	2,000,000		2,000,000
				5,000,000
Nevada - 3.2%
Clark County Department of Aviation, Revenue Bonds (LOC; Royal Bank of Canada) Ser. D-2B	0.14	8/5/2020	1,960,000	[a]	1,960,000
New York - 8.4%
Nassau County, RAN, Ser. B	4.00	12/21/2020	2,000,000		2,028,300
New York City Transitional Finance Authority, Revenue Bonds, Ser. 1A	0.16	8/5/2020	1,500,000	[a]	1,500,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; Manufacturers & Traders) Ser. A	0.21	8/7/2020	1,615,000	[a]	1,615,000
				5,143,300
North Dakota - 3.2%
North Dakota Housing Finance Agency, Revenue Bonds (Housing Finance Program) (SPA; Federal Home Loan Bank) Ser. H	0.15	8/6/2020	2,000,000	[a]	2,000,000
Pennsylvania - .5%
Montgomery County Industrial Development Authority, Revenue Bonds (Girl Scouts of Eastern Pennsylvania Project) (LOC; TD Bank NA)	0.26	8/6/2020	315,000	[a]	315,000
South Carolina - 3.2%
Tender Option Bond Trust Receipts (Series 2019-BAML5004), (South Carolina Jobs & Economy Development Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 8/1/2042	0.21	8/10/2020	2,000,000	[a,b,c]	2,000,000
Tennessee - 3.4%
Tennessee, CP	0.40	10/21/2020	2,096,000		2,096,000
Texas - 11.4%
Harris County Texas Metropolitan Transportation Authority, CP, Ser. A1	0.25	10/6/2020	1,000,000		1,000,000
Houston, CP, Ser. E2	0.80	10/20/2020	1,000,000		1,000,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) (SPA; Wells Fargo Bank NA) Ser. A	0.31	8/6/2020	1,560,000	[a]	1,560,000
Tender Option Bond Trust Receipts (Series 2016-XM0187), (Texas Municipal Gas Acquisition & Supply Corporation III, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank & LOC; JPMorgan Chase Bank)), Trust Maturity Date 12/15/2028	0.22	8/6/2020	1,830,000	[a,b,c]	1,830,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 103.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 11.4% (continued)
Texas, TRAN	4.00	8/27/2020	1,605,000		1,607,843
				6,997,843
Vermont - 3.2%
Vermont Housing Finance Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. A	0.18	8/6/2020	2,000,000	[a]	2,000,000
Virginia - 3.7%
Hampton Roads Sanitation District, Revenue Bonds, Refunding, Ser. B	0.20	8/6/2020	2,300,000	[a]	2,300,000
Washington - 4.1%
Tender Option Bond Trust Receipts (Series 2020-XG0296), (Washington Convention Center Public Facilities District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 7/1/2058	0.20	8/6/2020	2,500,000	[a,b,c]	2,500,000
Total Investments (cost $63,763,722)			103.8%		63,763,722
Liabilities, Less Cash and Receivables			(3.8%)		(2,336,518)
Net Assets			100.0%		61,427,204

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities amounted to $24,975,000 or 40.66% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
General	22.8
Medical	11.9
General Obligation	9.8
Development	9.8
Power	8.1
Facilities	6.9
Water	6.7
Single Family Housing	6.5
Special Tax	4.2
Housing	3.3
Multifamily Housing	3.3
Airport	3.2
School District	2.5
Education	1.6
Water	1.6
Transportation	1.6
103.8

† Based on net assets.
See notes to financial statements.

Dreyfus AMT-Free New York Municipal Cash Management
Short-Term Investments - 103.9%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 103.9%
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp. of Albany Project) (LOC; M&T Bank)	0.21	8/6/2020	2,200,000	[a]	2,200,000
Build New York City Resource Corp., Revenue Bonds (Federation of Protestant Welfare Agencies) (LOC; TD Bank NA)	0.33	8/6/2020	1,000,000	[a]	1,000,000
Johnson City Central School District, BAN (Insured; State Aid Withholding)	2.00	8/7/2020	5,000,000		5,000,591
Mizuho Floater/Residual Trust, Special Tax Bonds (LOC; Mizuho Capital Market) Ser. 2019-MIZ9002	0.38	8/6/2020	2,000,000	[a,b]	2,000,000
Nassau County, RAN, Ser. B	4.00	12/21/2020	5,000,000		5,070,750
New York City Capital Resources Corp., Revenue Bonds (WytheHotel Project) (LOC; Manufacturers & Traders)	0.38	8/6/2020	3,800,000	[a]	3,800,000
New York City Industrial Development Agency, Revenue Bonds (Ateret Torah Center Project) (LOC; Wells Fargo Bank NA)	0.28	8/6/2020	2,900,000	[a]	2,900,000
New York City Industrial Development Agency, Revenue Bonds (Spence-Chapin Services Project) (LOC; TD Bank NA)	0.33	8/6/2020	4,060,000	[a]	4,060,000
New York City Transitional Finance Authority, Revenue Bonds (SPA; Mizuho Bank) Ser. D4	0.17	8/6/2020	2,000,000	[a]	2,000,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. 1A	0.16	8/5/2020	5,000,000	[a]	5,000,000
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; PNC Bank NA) Ser. AA1	0.17	8/6/2020	1,775,000	[a]	1,775,000
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; PNC Bank NA) Ser. AA2	0.17	8/6/2020	1,200,000	[a]	1,200,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. F1A	0.15	8/6/2020	1,000,000	[a]	1,000,000
New York State Dormitory Authority, Revenue Bonds (LOC; Royal Bank of Canada) Ser. D2E	0.15	8/6/2020	1,185,000	[a]	1,185,000
New York State Dormitory Authority, Revenue Bonds, Refunding (FFT Senior Communities) (LOC; HSBC Bank USA NA)	0.18	8/5/2020	100,000	[a]	100,000
New York State Dormitory Authority, Revenue Bonds, Refunding (LOC; Mizuho Bank) Ser. B	0.15	8/5/2020	5,175,000	[a]	5,175,000
New York State Housing Finance Agency, Revenue Bonds (160 Madison Ave) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.17	8/3/2020	3,400,000	[a]	3,400,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Citibank NA) Ser. A	0.18	8/5/2020	4,485,000	[a]	4,485,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. A	0.17	8/5/2020	400,000	[a]	400,000
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. A3D	0.16	8/6/2020	3,000,000	[a]	3,000,000
Port Authority New York & New Jersey, CP	0.80	8/19/2020	3,225,000		3,225,000
Port Authority New York & New Jersey, CP, Ser. B	0.30	8/13/2020	4,000,000		4,000,000
RBC Municipal Products Inc. Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E137	0.19	8/6/2020	5,500,000	[a,b]	5,500,000
Schenectady County Industrial Development Agency, Revenue Bonds (LOC; Manufacturers & Traders) Ser. A	0.21	8/6/2020	3,310,000	[a]	3,310,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 103.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 103.9% (continued)
Tender Option Bond Trust Receipts (Series 2015-ZF0271), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 12/15/2039	0.20	8/6/2020	1,600,000	[a,b,c]	1,600,000
Tender Option Bond Trust Receipts (Series 2016-ZF0464), (New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project) (LOC; Royal Bank of Canada & SPA; Royal Bank of Canada)), Trust Maturity Date 5/15/2021	0.22	8/6/2020	3,300,000	[a,b,c]	3,300,000
Tender Option Bond Trust Receipts (Series 2017-XF2481), (Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center) (LOC; Barclays Bank & Liquidity Agreement; Barclays Bank)), Trust Maturity Date 11/1/2046	0.20	8/6/2020	1,160,000	[a,b,c]	1,160,000
Tender Option Bond Trust Receipts (Series 2017-XM0573), (Build NYC Resource Corp., Revenue Bonds, Refunding (Chapin School Limited Project) (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 11/1/2047	0.28	8/6/2020	5,250,000	[a,b,c]	5,250,000
Tender Option Bond Trust Receipts (Series 2018-XF2656), (Suffolk County Water Authority, Revenue Bonds (Liquidity Agreement; Citibank NA)), Trust Maturity Date 6/1/2026	0.18	8/6/2020	2,400,000	[a,b,c]	2,400,000
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	0.21	8/6/2020	3,520,000	[a,b,c]	3,520,000
Tender Option Bond Trust Receipts (Series 2019-XF0858), (Onondaga County Trust, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/1/2047	0.20	8/10/2020	1,400,000	[a,b,c]	1,400,000
Tender Option Bond Trust Receipts (Series 2019-ZM0737), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 2/15/2025	0.24	8/6/2020	2,200,000	[a,b,c]	2,200,000
Tender Option Bond Trust Receipts (Series 2020-XF0945), (New York State Power Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)) Ser. A, Trust Maturity Date 11/15/2027	0.20	8/6/2020	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2020-XF0946), (New York State Power Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)) Ser. A, Trust Maturity Date 11/15/2050	0.20	8/6/2020	1,600,000	[a,b,c]	1,600,000
Tender Option Bond Trust Receipts (Series 2020-XF0947), (New York State Power Authority, Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank)) Ser. A, Trust Maturity Date 11/15/2050	0.20	8/6/2020	3,250,000	[a,b,c]	3,250,000
Tender Option Bond Trust Receipts (Series 2020-XF0951), (New York Thruway Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 2/15/2028	0.20	8/6/2020	1,875,000	[a,b,c]	1,875,000
Tender Option Bond Trust Receipts (Series 2020-XF2888), (New York State Dormitory Authority, Revenue Bonds (LOC; Barclays Bank & Liquidity Agreement; Barclays Bank)), Trust Maturity Date 7/1/2053	0.20	8/6/2020	2,500,000	[a,b,c]	2,500,000
Tender Option Bond Trust Receipts (Series 2020-XG0277), (Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Project) (Insured; Assured Guaranty Municipal Corp.) (Liquidity Agreement; Bank of America NA)) Ser. A, Trust Maturity Date 9/1/2050	1.20	2/27/2020	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2020-XG0282), (Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Project) (Insured; Assured Guaranty Municipal Corp.) (Liquidity Agreement; Bank of America NA)) Ser. A, Trust Maturity Date 12/1/2044	0.20	8/10/2020	1,650,000	[a,b,c]	1,650,000

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 103.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 103.9% (continued)
Tender Option Bond Trust Receipts (Series 2020-XM0874), (New York City Municipal Water Finance Authority, Revenue Bonds (Liquidity Agreement; JP Morgan Chase Bank NA)) Ser. GG1, Trust Maturity Date 12/15/2027	0.20	8/6/2020	1,970,000	[a,b,c]	1,970,000
Tender Option Bond Trust Receipts (Series 2020-ZF0929), (New York Dormitory Authority, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 1/1/2045	0.19	8/10/2020	1,900,000	[a,b,c]	1,900,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; Manufacturers & Traders) Ser. A	0.21	8/7/2020	4,300,000	[a]	4,300,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; Citibank NA) Ser. B2	0.13	8/3/2020	2,400,000	[a]	2,400,000
Wappingers Central School District, TAN (Insured; State Aid Withholding)	0.75	10/14/2020	3,000,000		3,002,389
Total Investments (cost $123,063,730)			103.9%		123,063,730
Liabilities, Less Cash and Receivables			(3.9%)		(4,624,757)
Net Assets			100.0%		118,438,973

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities amounted to $50,075,000 or 42.28% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
General	27.6
Transportation	11.1
Education	10.9
Medical	9.5
Facilities	7.1
Water	7.0
Multifamily Housing	7.0
School District	6.7
Power	5.8
General Obligation	4.3
Development	3.2
Housing	1.9
Special Tax	1.7
Nursing Homes	.1
103.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Tax Exempt Cash Management
Short-Term Investments - 98.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 6.0%
Mobile County Industrial Development Authority, Revenue Bonds (LOC; Swedbank AB) Ser. B	0.21	8/6/2020	18,000,000	[a]	18,000,000
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	0.21	8/6/2020	17,000,000	[a]	17,000,000
Tender Option Bond Trust Receipts (Series 2016-YX1036), (Alabama Federal Aid Highway Authority, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC)), Trust Maturity Date 9/1/2035	0.21	8/6/2020	4,400,000	[a,b,c]	4,400,000
				39,400,000
Alaska - 2.1%
Alaska Housing Finance Corp., Revenue Bonds (Liquidity Agreement; FHLB) Ser. A	0.15	8/6/2020	13,390,000	[a]	13,390,000
Colorado - 3.3%
Colorado Health Facilities Authority, Revenue Bonds (Boulder Community Hospital Project) (LOC; JPMorgan Chase Bank NA)	0.18	8/5/2020	1,700,000	[a]	1,700,000
Tender Option Bond Trust Receipts (Series 2018-XG0195), (Denver City & County, COP (Colorado Convention Center Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/1/2048	0.25	8/10/2020	3,615,000	[a,b,c]	3,615,000
University of Colorado Hospital Authority, Revenue Bonds	0.16	8/5/2020	11,725,000	[a]	11,725,000
University of Colorado Hospital Authority, Revenue Bonds, Refunding, Ser. B2	0.16	8/5/2020	4,585,000	[a]	4,585,000
				21,625,000
Connecticut - 1.1%
RIB Floater Trust, GO (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)	0.20	8/6/2020	7,355,000	[a,b]	7,355,000
Florida - 3.3%
Gainesville Utilities System, Revenue Bonds, Refunding, Ser. A	0.18	8/5/2020	5,700,000	[a]	5,700,000
Highlands County Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. I4	0.16	8/6/2020	4,200,000	[a]	4,200,000
Hillsborough County Housing Finance Authority, Revenue Bonds (Hunt Club Apartments) (LOC; Truist Bank)	0.21	8/6/2020	4,795,000	[a]	4,795,000
Sunshine Government Financing Commission, CP, Ser. H	0.50	11/6/2020	7,000,000		7,000,370
				21,695,370
Georgia - 5.8%
JPMorgan Chase Putters, Revenue Bonds, Refunding, Ser. 5034	0.20	8/3/2020	6,095,000	[a,b]	6,095,000
RBC Municipal Products Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E107	0.23	8/6/2020	20,000,000	[a,b]	20,000,000
Tender Option Bond Trust Receipts (Series 2019-XG0256), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle unis 3&4 Project J Bonds) (Liquidity Agreement; Bank of America NA and LOC; Bank of America NA)), Trust Maturity Date 1/1/2059	0.21	8/10/2020	5,500,000	[a,b,c]	5,500,000
Tender Option Bond Trust Receipts (Series 2019-XG0257), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) (LOC; Bank of America NA)), Trust Maturity Date 1/1/2044	0.21	8/10/2020	3,930,000	[a,b,c]	3,930,000
Tender Option Bond Trust Receipts (Series 2019-ZF0807), (Georgia Housing & Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 6/1/2026	0.23	8/6/2020	2,370,000	[a,b,c]	2,370,000
				37,895,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - .9%
Aurora II, Revenue Bonds, Refunding (Aurora University) (LOC; BMO Harris Bank NA)	0.17	8/6/2020	2,705,000	[a]	2,705,000
Tender Option Bond Trust Receipts (Series 2020-XL0137), (Metropolitan Pier & Exposition Authority, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC) (Insured; Assured Guaranty Municipal Corp.)), Trust Maturity Date 6/15/2050	0.22	8/6/2020	3,095,000	[a,b,c]	3,095,000
				5,800,000
Indiana - 2.3%
Indiana Finance Authority, Revenue Bonds, Ser. A5	0.15	8/3/2020	15,000,000	[a]	15,000,000
Kentucky - 3.5%
Louisville & Jefferson County, CP, Ser. A1	0.28	8/28/2020	7,500,000		7,500,574
Louisville & Jefferson County, CP, Ser. A1	0.30	8/26/2020	5,000,000		5,000,534
Tender Option Bond Trust Receipts (Series 2018-XG0189), (Fayette County School District Finance Corp., Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 11/1/2023	0.23	8/6/2020	7,880,000	[a,b,c]	7,880,000
Tender Option Bond Trust Receipts (Series 2020-XM0881), (University of Louisville, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) (Liquidity Agreement; Royal Bank of Canada)) Ser. A, Trust Maturity Date 3/1/2044	0.20	8/6/2020	2,800,000	[a,b,c]	2,800,000
				23,181,108
Maryland - 3.8%
Maryland Economic Development Corp., Revenue Bonds (Blind Industries & Services of Maryland Project) (LOC; Bank of America NA)	0.23	8/6/2020	2,200,000	[a]	2,200,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. D	0.14	8/3/2020	10,000,000	[a]	10,000,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stella Maris) (LOC; M&T Bank)	0.21	8/6/2020	8,300,000	[a,b]	8,300,000
Tender Option Bond Trust Receipts (Series 2018-XG0213), (Maryland Stadium Authority, Revenue Bonds (Baltimore City Public Schools) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 5/1/2046	0.22	8/10/2020	4,080,000	[a,b,c]	4,080,000
				24,580,000
Massachusetts - 2.3%
Boston Water Sewer Commission, CP	0.21	9/3/2020	3,160,000		3,160,000
Lowell, BAN	1.25	9/25/2020	12,000,000		12,015,565
				15,175,565
Michigan - 6.2%
Michigan State Building Authority, Revenue Bonds, Refunding (LOC; Citibank NA) Ser. I	0.17	8/6/2020	2,005,000	[a]	2,005,000
Michigan Strategic Fund, Revenue Bonds (The Kroger Co.) (LOC; Bank of Tokyo-Mitsubishi UFJ)	0.21	8/6/2020	4,000,000	[a]	4,000,000
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	0.22	8/6/2020	26,000,000	[a,b,c]	26,000,000
Tender Option Bond Trust Receipts (Series 2018-ZF2716), (Michigan Housing Development Authority, Revenue Bonds (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 10/1/2048	0.19	8/6/2020	4,820,000	[a,b,c]	4,820,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 6.2% (continued)
Tender Option Bond Trust Receipts (Series 2020-XG0288), (Grand Rapids Michigan Water Supply Systems, Revenue Bonds (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 2/1/2028	0.19	8/6/2020	4,000,000	[a,b,c]	4,000,000
				40,825,000
Mississippi - .5%
Mississippi Business Finance Corp., Revenue Bonds, Ser. H	0.14	8/3/2020	3,000,000	[a]	3,000,000
Missouri - 4.1%
Missouri Development Finance Board, Revenue Bonds, Ser. A	0.18	8/3/2020	13,700,000	[a]	13,700,000
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	0.23	8/6/2020	12,000,000	[a,b]	12,000,000
The St. Louis Industrial Development Authority, Revenue Bonds (Minerva Place Apartments) (Liquidity Agreement; FHLMC)	0.21	8/6/2020	1,430,000	[a]	1,430,000
				27,130,000
Nebraska - 4.3%
Omaha Public Power District, CP	0.20	8/13/2020	7,000,000		7,000,075
Omaha Public Power District, CP	0.30	8/12/2020	7,000,000		7,000,299
Omaha Public Power District, CP	0.30	8/11/2020	7,000,000		7,000,274
Omaha Public Power District, CP, Ser. A	0.21	9/10/2020	7,000,000		7,000,157
				28,000,805
Nevada - .2%
Clark County Department of Aviation, Revenue Bonds, Refunding (LOC; Sumitomo Mitsui Banking) Ser. D1	0.17	8/5/2020	1,325,000	[a]	1,325,000
New Jersey - 1.3%
Tender Option Bond Trust Receipts (Series 2020-YX1138), (New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) Ser. A, Trust Maturity Date 12/15/2026	0.19	8/6/2020	8,495,000	[a,b,c]	8,495,000
New Mexico - 1.5%
New Mexico Hospital Equipment Loan Council, Revenue Bonds, Refunding (Presbyterian Healthcare Services Obligated Group) Ser. B	0.17	8/6/2020	10,000,000	[a]	10,000,000
New York - 7.9%
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp. of Albany Project) (LOC; M&T Bank)	0.21	8/6/2020	1,725,000	[a]	1,725,000
Nassau County, RAN, Ser. B	4.00	12/21/2020	7,000,000		7,099,579
New York City Transitional Finance Authority, Revenue Bonds (SPA; Mizuho Bank) Ser. D4	0.17	8/6/2020	2,100,000	[a]	2,100,000
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; PNC Bank NA) Ser. AA1	0.17	8/6/2020	5,500,000	[a]	5,500,000
New York City Water & Sewer System, Revenue Bonds, Ser. F1	0.16	8/3/2020	5,565,000	[a]	5,565,000
New York State Dormitory Authority, Revenue Bonds, Refunding (LOC; Mizuho Bank) Ser. B	0.15	8/5/2020	22,000,000	[a]	22,000,000
Port Authority New York & New Jersey, CP, Ser. B	0.30	8/13/2020	3,000,000		3,000,086

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 7.9% (continued)
Tender Option Bond Trust Receipts (Series 2020-XF0947), (New York State Power Authority, Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank)) Ser. A, Trust Maturity Date 11/15/2050	0.20	8/6/2020	4,500,000	[a,b,c]	4,500,000
				51,489,665
North Carolina - .4%
North Carolina, Revenue Bonds, Refunding (Liquidity Agreement; Citibank NA)	0.18	8/6/2020	2,800,000	[a,b]	2,800,000
Ohio - .3%
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group) Ser. B1	0.15	8/3/2020	1,900,000	[a]	1,900,000
Pennsylvania - .8%
Tender Option Bond Trust Receipts (Series 2020-XM0887), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)) Ser. A, Trust Maturity Date 4/1/2028	0.26	8/6/2020	2,670,000	[a,b,c]	2,670,000
Tender Option Bond Trust Receipts (Series 2020-XM0888), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)) Ser. A, Trust Maturity Date 4/1/2028	0.26	8/6/2020	2,670,000	[a,b,c]	2,670,000
				5,340,000
South Carolina - 5.7%
Columbia Waterworks & Sewer System, Revenue Bonds (LOC; Sumitomo Mitsui Banking Corp.)	0.16	8/6/2020	10,025,000	[a]	10,025,000
South Carolina Jobs-Economic Development Authority, Revenue Bonds (YMCA Coastal Carolina Project) (LOC; Wells Fargo Bank NA)	0.18	8/6/2020	2,180,000	[a]	2,180,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2054	0.20	8/6/2020	25,105,000	[a,b,c]	25,105,000
				37,310,000
Tennessee - 5.5%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.19	8/3/2020	14,000,000	[a]	14,000,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.20	8/3/2020	2,060,000	[a]	2,060,000
Loudon Industrial Development Board, Revenue Bonds, Refunding (A.E. Staley Manufacturing Company Project) (LOC; Citibank NA)	0.16	8/6/2020	1,700,000	[a]	1,700,000
Memphis Tennessee Regional Authority, CP, Ser. A	0.21	8/18/2020	3,000,000		3,000,059
Tender Option Bond Trust Receipts (Series 2018-ZF2677), (Tennessee Housing Development Agency, Revenue Bonds (Liquidity Agreement; Citibank NA)), Trust Maturity Date 7/1/2036	0.21	8/3/2020	3,040,000	[a,b,c]	3,040,000
Tennessee, CP	0.40	10/21/2020	12,000,000		12,004,307
				35,804,366
Texas - 12.2%
El Paso County Water & Sewer Texas, CP, Ser. A	0.26	9/15/2020	5,000,000		5,000,000
Harris County Texas Metropolitan Transportation Authority, CP, Ser. A1	0.25	10/6/2020	3,900,000		3,900,000
Harris County Texas Metropolitan Transportation Authority, CP, Ser. A3	0.25	11/5/2020	5,000,000		5,000,000
Houston, CP, Ser. E2	0.80	10/20/2020	5,000,000		5,000,441
Lower Colorado River Authority, CP	0.18	9/17/2020	4,895,000		4,895,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 12.2% (continued)
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) (SPA; Wells Fargo Bank NA)	0.31	8/6/2020	10,340,000	[a]	10,340,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) (SPA; Wells Fargo Bank NA) Ser. A	0.31	8/6/2020	14,000,000	[a]	14,000,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Health Resources Obligtated Group) Ser. B	0.20	8/5/2020	6,120,000	[a]	6,120,000
Tender Option Bond Trust Receipts (Series 2016-XM0187), (Texas Municipal Gas Acquisition & Supply Corporation III, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank & LOC; JPMorgan Chase Bank)), Trust Maturity Date 12/15/2028	0.22	8/6/2020	3,000,000	[a,b,c]	3,000,000
Tender Option Bond Trust Receipts (Series 2018-XM0698), (Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 8/15/2024	0.20	8/6/2020	4,585,000	[a,b,c]	4,585,000
Tender Option Bond Trust Receipts (Series 2020-XM0832), (San Antonio Texas Electric & Gas Systems, Revenue Bonds (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 2/1/2022	0.20	8/6/2020	3,200,000	[a,b,c]	3,200,000
Texas, GO, Ser. C	0.20	8/5/2020	7,410,000	[a]	7,410,000
Texas, TRAN	4.00	8/27/2020	3,100,000		3,107,993
Texas Department of Housing & Community Affairs, Revenue Bonds (Springs Apartments) (Insured; Federal Housing Administration)	1.60	11/1/2020	1,700,000		1,700,961
Texas Public Financial Authority, CP, Ser. 2020	0.20	8/4/2020	2,800,000		2,800,000
				80,059,395
Utah - 7.6%
Intermountain Power Agency, CP, Ser. B1	0.35	9/16/2020	10,385,000		10,385,399
Tender Option Bond Trust Receipts (Series 2019-XM0732), (Utah County, Revenue Bonds (IHC Health Services)), Trust Maturity Date 5/15/2047	0.19	8/6/2020	1,910,000	[a,b,c]	1,910,000
Utah County, Revenue Bonds (IHC Health Services Obligated Group) Ser. C	0.13	8/3/2020	2,300,000	[a]	2,300,000
Utah Water Finance Agency, Revenue Bonds, Refunding, Ser. B	0.19	8/5/2020	26,000,000	[a]	26,000,000
Utah Water Finance Agency, Revenue Bonds, Ser. B2	0.19	8/5/2020	8,000,000	[a]	8,000,000
Weber County, Revenue Bonds (Intermountain Health Care Health Services) (Liquidity Facility; U.S. Bank NA) Ser. B	0.15	8/5/2020	1,450,000	[a]	1,450,000
				50,045,399
Virginia - 1.4%
Fairfax County Industrial Development Authority, Revenue Bonds (Inova Health System Project) Ser. C	0.17	8/6/2020	3,275,000	[a]	3,275,000
Loudoun County Economic Development Authority, Revenue Bonds (Howard Hughes Medical Institute) Ser. F	0.18	8/5/2020	3,800,000	[a]	3,800,000
Tender Option Bond Trust Receipts (Series 2019-ZF0800), (Virginia Housing Development Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 8/1/2025	0.23	8/6/2020	2,280,000	[a,b,c]	2,280,000
				9,355,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Washington - 3.6%
Tender Option Bond Trust Receipts (Series 2018-XM0681), (Washington State Convention Public Facilities District, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 7/1/2048	0.22	8/6/2020	11,335,000	[a,b,c]	11,335,000
Tender Option Bond Trust Receipts (Series 2020-XG0287), (Washington State Convention Center Public Facilities, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC)), Trust Maturity Date 7/1/2058	0.22	8/6/2020	4,185,000	[a,b,c]	4,185,000
Tender Option Bond Trust Receipts (Series 2020-XL0141), (King County Housing Authority, Revenue Bonds, Refunding (Liquidity Agreement; Wells Fargo Bank NA)), Trust Maturity Date 6/1/2040	0.19	8/6/2020	5,300,000	[a,b,c]	5,300,000
Washington Housing Finance Commission, Revenue Bonds, Refunding (The Evergreen School Project) (LOC; Wells Fargo Bank NA)	0.15	8/6/2020	2,630,000	[a]	2,630,000
				23,450,000
Wisconsin - .3%
Sauk Prairie School District, BAN	2.00	12/9/2020	2,000,000		2,003,496
Wyoming - .6%
Uinta County, Revenue Bonds, Refunding (Chevron USA Project)	0.14	8/3/2020	3,800,000	[a]	3,800,000
Total Investments (cost $647,217,684)			98.8%	647,230,169
Cash and Receivables (Net)			1.2%	7,650,995
Net Assets			100.0%	654,881,164

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities amounted to $211,315,000 or 32.27% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
General	21.2
Water	13.8
Medical	11.5
Power	11.0
Development	8.8
Facilities	6.4
General Obligation	5.2
Multifamily Housing	5.0
Education	3.9
School District	3.7
Single Family Housing	2.9
Transportation	2.5
Nursing Homes	1.3
Housing	.7
Utilities	.5
Pollution	.2
Airport	.2
98.8

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	CIFG	CDC Ixis Financial Guaranty
COP	Certificate of Participation	CP	Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2020 (Unaudited)

	Dreyfus Cash Management		Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	6,784,024,081	††	88,211,550,530	††	5,273,104,075	26,428,535,515	††	38,796,955,165
Cash	-		-		3,101,827	1,819,854,661		1,188,222
Receivable for investment securities sold	120,004,398		-		-	151,125,001		171,084,583
Receivable for shares of Beneficial Interest subscribed	5,387,634		17,611,850		13,890	295,809		27,028,850
Interest receivable	1,988,862		30,061,051		1,852,705	11,112,066		36,110,246
Prepaid expenses	98,243		438,803		106,704	135,971		200,233
	6,911,503,218		88,259,662,234		5,278,179,201	28,411,059,023		39,032,567,299
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)	615,326		11,939,891		1,020,183	4,296,080		7,054,324
Cash overdraft due to Custodian	224,956		1,418,790		-	-		-
Payable for investment securities purchased	120,000,000		193,101,433		-	101,957,050		399,944,000
Payable for shares of Beneficial Interest redeemed	3,725,275		19,239,571		10,342	490,782		49,627,718
Trustees’ fees and expenses payable	4,743		29,490		4,514	3,000		15,000
Other accrued expenses	128,379		2,804,429		166,306	1,026,376		308,864
	124,698,679		228,533,604		1,201,345	107,773,288		456,949,906
Net Assets ($)	6,786,804,539		88,031,128,630		5,276,977,856	28,303,285,735		38,575,617,393
Composition of Net Assets ($):
Paid-in capital	6,786,554,060		88,031,947,554		5,276,771,977	28,305,355,434		38,573,248,064
Total distributable earnings (loss)	250,479		(818,924)		205,879	(2,069,699)		2,369,329
Net Assets ($)	6,786,804,539		88,031,128,630		5,276,977,856	28,303,285,735		38,575,617,393
† Investments at cost ($)	6,783,261,789		88,211,550,530		5,273,104,075	26,428,535,515		38,796,955,165
†† Value of repurchase agreements—Note 1(b) ($)	1,065,000,000		31,653,982,500		-	7,576,425,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	6,445,370,366		81,059,721,683		3,344,082,444	23,359,602,135		30,895,195,941
Shares Outstanding	6,437,623,959		81,060,492,604		3,343,940,815	23,361,252,771		30,893,391,821
Net Asset Value Per Share ($)	1.0012		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	274,927,220		2,803,901,251		474,137,520	1,579,688,323		1,164,246,411
Shares Outstanding	274,598,658		2,803,929,349		474,119,855	1,579,818,389		1,164,180,741
Net Asset Value Per Share ($)	1.0012		1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	66,506,953		2,658,355,645		1,063,395,750	818,773,447		3,419,489,183
Shares Outstanding	66,425,821		2,658,384,350		1,063,365,567	818,842,886		3,419,279,613
Net Asset Value Per Share ($)	1.0012		1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	-		1,509,150,051		395,362,142	2,545,221,830		3,096,685,858
Shares Outstanding	-		1,509,172,649		395,349,542	2,545,441,388		3,096,395,888
Net Asset Value Per Share ($)	-		1.00		1.00	1.00		1.00

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (continued)

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	63,763,722	123,063,730	647,230,169
Cash	-	368,577	36,588
Interest receivable	108,750	127,387	384,538
Receivable for shares of Beneficial Interest subscribed	8,399	-	4,091,389
Receivable for investment securities sold	-	-	10,367,237
Prepaid expenses	33,659	13,768	28,328
	63,914,530	123,573,462	662,138,249
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)	7,532	19,589	98,499
Cash overdraft due to Custodian	407,863	-	-
Payable for investment securities purchased	2,028,300	5,070,750	7,099,050
Trustees’ fees and expenses payable	59	82	664
Payable for shares of Beneficial Interest redeemed	-	16	182
Other accrued expenses	43,572	44,052	58,690
	2,487,326	5,134,489	7,257,085
Net Assets ($)	61,427,204	118,438,973	654,881,164
Composition of Net Assets ($):
Paid-in capital	61,423,285	118,440,965	654,868,679
Total distributable earnings (loss)	3,919	(1,992)	12,485
Net Assets ($)	61,427,204	118,438,973	654,881,164
† Investments at cost ($)	63,763,722	123,063,730	647,217,684
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	4,777,444	85,929,739	623,220,727
Shares Outstanding	4,777,070	85,934,328	623,290,231
Net Asset Value Per Share ($)	1.00	1.00	0.9999
Investor Shares
Net Assets ($)	19,729,504	30,178,407	31,660,437
Shares Outstanding	19,728,209	30,179,498	31,664,701
Net Asset Value Per Share ($)	1.00	1.00	0.9999
Participant Shares
Net Assets ($)	36,920,256	2,330,827	-
Shares Outstanding	36,916,278	2,330,815	-
Net Asset Value Per Share ($)	1.00	1.00	-

See notes to financial statements.

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2020 (Unaudited)

	Dreyfus Cash Management	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	34,085,581	211,305,251	17,141,660	66,024,246	115,386,851
Expenses:
Management fee—Note 2(a)	7,022,307	76,710,929	5,383,285	23,576,143	38,366,124
Shareholder servicing costs—Note 2(b)	412,233	6,854,264	1,593,259	5,392,727	7,260,458
Professional fees	100,544	773,265	85,846	258,651	436,138
Custodian fees—Note 2(b)	72,020	568,971	43,644	174,939	301,403
Registration fees	69,150	2,836,794	152,124	941,115	292,402
Trustees’ fees and expenses—Note 2(c)	30,602	297,088	23,001	83,218	143,851
Prospectus and shareholders’ reports	15,289	104,461	40,516	19,105	51,556
Chief Compliance Officer fees—Note 2(b)	7,315	7,315	7,315	7,315	7,315
Administration service fee—Note 2(c)	-	1,210,978	296,572	1,775,494	2,406,806
Miscellaneous	92,372	288,754	48,515	120,570	170,749
Total Expenses	7,821,832	89,652,819	7,674,077	32,349,277	49,436,802
Less—reduction in expenses due to undertakings—Note 2(a)	(3,387,390)	(22,997,914)	(669,056)	(6,796,090)	(5,809,418)
Net Expenses	4,434,442	66,654,905	7,005,021	25,553,187	43,627,384
Investment Income—Net	29,651,139	144,650,346	10,136,639	40,471,059	71,759,467
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	(1,409,803)	33,713	457,523	(100,599)	2,738,127
Net change in unrealized appreciation (depreciation) on investments	(2,168,612)	-	-	-	-
Net Realized and Unrealized Gain (Loss) on Investments	(3,578,415)	33,713	457,523	(100,599)	2,738,127
Net Increase in Net Assets Resulting from Operations	26,072,724	144,684,059	10,594,162	40,370,460	74,497,594

See notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (continued)

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management
Investment Income ($):
Interest Income	242,391	610,502	2,971,010
Expenses:
Management fee—Note 2(a)	69,172	129,133	718,481
Shareholder servicing costs—Note 2(b)	79,999	46,626	79,643
Professional fees	38,043	41,060	44,254
Registration fees	36,565	14,873	25,266
Administration service fee—Note 2(c)	35,350	2,138	-
Chief Compliance Officer fees—Note 2(b)	7,315	7,315	7,315
Prospectus and shareholders’ reports	4,863	6,338	5,694
Custodian fees—Note 2(b)	4,594	5,398	23,470
Trustees’ fees and expenses—Note 2(c)	227	400	2,425
Miscellaneous	7,615	11,084	9,767
Total Expenses	283,743	264,365	916,315
Less—reduction in expenses due to undertakings—Note 2(a)	(149,481)	(20,549)	(211,405)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(b)	(1,024)	-	-
Less—reduction in fees due to earnings credits—Note 2(b)	(1,757)	(3,247)	(8,850)
Net Expenses	131,481	240,569	696,060
Investment Income—Net	110,910	369,933	2,274,950
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	8,227	-	-
Net change in unrealized appreciation (depreciation) on investments	-	-	3,480
Net Realized and Unrealized Gain (Loss) on Investments	8,227	-	3,480
Net Increase in Net Assets Resulting from Operations	119,137	369,933	2,278,430

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
Operations ($):
Investment income—net	29,651,139	253,813,568	144,650,346	1,091,166,068
Net realized gain (loss) on investments	(1,409,803)	316,528	33,713	570,966
Net change in unrealized appreciation (depreciation) on investments	(2,168,612)	1,755,567	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	26,072,724	255,885,663	144,684,059	1,091,737,034
Distributions ($):
Distributions to shareholders:
Institutional Shares	(29,806,751)	(248,357,315)	(135,296,412)	(1,007,561,093)
Investor Shares	(382,542)	(2,961,043)	(3,341,582)	(40,324,436)
Administrative Shares	(230,391)	(2,044,895)	(4,184,239)	(34,941,528)
Participant Shares	-	-	(1,828,113)	(8,339,011)
Total Distributions	(30,419,684)	(253,363,253)	(144,650,346)	(1,091,166,068)
Beneficial Interest Transactions:
Net proceeds from shares sold:
Institutional Shares	30,804,604,398	74,566,435,660	209,303,372,182	347,423,261,116
Investor Shares	481,188,757	805,154,794	6,531,437,856	12,480,991,386
Administrative Shares	216,338,330	602,659,813	4,798,237,143	9,327,154,942
Participant Shares	-	-	8,837,281,785	5,393,321,055
Distributions reinvested:
Institutional Shares	10,074,853	95,334,921	27,411,351	216,135,498
Investor Shares	57,181	485,636	1,907,344	25,632,235
Administrative Shares	29,849	189,408	3,325,482	28,055,309
Participant Shares	-	-	1,571,614	5,912,936
Cost of shares redeemed:
Institutional Shares	(34,598,296,015)	(73,957,321,143)	(180,488,227,472)	(347,382,233,261)
Investor Shares	(377,736,730)	(735,629,453)	(6,960,025,815)	(12,003,147,075)
Administrative Shares	(227,469,823)	(630,197,827)	(4,249,704,347)	(9,036,360,733)
Participant Shares	-	-	(8,820,958,714)	(4,000,921,296)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,691,209,200)	747,111,809	28,985,628,409	2,477,802,112
Total Increase (Decrease) in Net Assets	(3,695,556,160)	749,634,219	28,985,662,122	2,478,373,078
Net Assets ($):
Beginning of Period	10,482,360,699	9,732,726,480	59,045,466,508	56,567,093,430
End of Period	6,786,804,539	10,482,360,699	88,031,128,630	59,045,466,508
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	30,779,315,270	74,541,918,965	-	-
Shares issued for distributions reinvested	10,067,308	95,303,704	-	-
Shares redeemed	(34,580,460,216)	(73,933,077,546)	-	-
Net Increase (Decrease) in Shares Outstanding	(3,791,077,638)	704,145,123	-	-
Investor Shares
Shares sold	480,808,440	804,872,925	-	-
Shares issued for distributions reinvested	57,141	485,253	-	-
Shares redeemed	(377,397,994)	(735,368,864)	-	-
Net Increase (Decrease) in Shares Outstanding	103,467,587	69,989,314	-	-
Administrative Shares
Shares sold	216,126,701	602,463,180	-	-
Shares issued for distributions reinvested	29,826	189,345	-	-
Shares redeemed	(227,255,265)	(629,991,771)	-	-
Net Increase (Decrease) in Shares Outstanding	(11,098,738)	(27,339,246)	-	-

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Government Securities Cash Management		Dreyfus Treasury Obligations Cash Management
	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
Operations ($):
Investment income—net	10,136,639	90,596,450	40,471,059	370,478,201
Net realized gain (loss) on investments	457,523	173,440	(100,599)	53,327
Net Increase (Decrease) in Net Assets Resulting from Operations	10,594,162	90,769,890	40,370,460	370,531,528
Distributions ($):
Distributions to shareholders:
Institutional Shares	(7,658,729)	(69,554,342)	(34,761,876)	(307,330,279)
Investor Shares	(687,841)	(7,127,634)	(2,083,247)	(26,457,890)
Administrative Shares	(1,263,135)	(8,741,755)	(1,176,347)	(12,962,741)
Participant Shares	(526,934)	(5,172,719)	(2,449,589)	(23,727,291)
Total Distributions	(10,136,639)	(90,596,450)	(40,471,059)	(370,478,201)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	8,621,935,777	8,716,932,637	71,716,277,579	80,440,238,165
Investor Shares	439,484,314	1,008,785,739	2,646,177,442	5,065,146,023
Administrative Shares	1,765,347,638	2,340,864,782	1,300,140,264	1,936,272,022
Participant Shares	953,517,410	1,795,586,100	4,964,680,378	7,940,172,352
Distributions reinvested:
Institutional Shares	996,316	13,162,535	4,435,838	48,478,226
Investor Shares	449,710	5,565,689	551,417	6,672,277
Administrative Shares	1,047,308	8,087,197	735,026	8,373,989
Participant Shares	513,662	4,941,721	2,083,584	19,020,575
Cost of shares redeemed:
Institutional Shares	(8,525,017,979)	(9,626,502,482)	(63,261,291,402)	(80,902,805,767)
Investor Shares	(394,808,777)	(1,029,343,079)	(2,769,448,092)	(5,194,170,631)
Administrative Shares	(1,314,120,864)	(2,125,025,918)	(1,159,095,340)	(1,971,948,709)
Participant Shares	(975,526,834)	(1,672,945,581)	(4,498,556,354)	(7,052,273,727)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	573,817,681	(559,890,660)	8,946,690,340	343,174,795
Total Increase (Decrease) in Net Assets	574,275,204	(559,717,220)	8,946,589,741	343,228,122
Net Assets ($):
Beginning of Period	4,702,702,652	5,262,419,872	19,356,695,994	19,013,467,872
End of Period	5,276,977,856	4,702,702,652	28,303,285,735	19,356,695,994

See notes to financial statements.

	Dreyfus Treasury Securities Cash Management		Dreyfus AMT-Free Municipal Cash Management Plus
	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020[a]
Operations ($):
Investment income—net	71,759,467	583,491,552	110,910	506,623
Net realized gain (loss) on investments	2,738,127	794,543	8,227	(1,040)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,497,594	584,286,095	119,137	505,583
Distributions ($):
Distributions to shareholders:
Institutional Shares	(61,048,121)	(475,341,429)	(16,143)	(71,184)
Investor Shares	(1,672,829)	(27,680,008)	(30,305)	(401,410)
Administrative Shares	(5,050,736)	(43,970,661)	-	-
Participant Shares	(3,987,781)	(36,499,454)	(64,462)	(34,029)
Total Distributions	(71,759,467)	(583,491,552)	(110,910)	(506,623)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	69,321,242,164	73,093,178,883	14,107,312	28,690,198
Investor Shares	1,860,621,245	4,663,170,330	30,595,785	95,598,474
Administrative Shares	8,662,757,800	13,011,591,712	-	-
Participant Shares	7,136,907,404	15,201,865,396	104,564,237	37,323,131
Distributions reinvested:
Institutional Shares	18,132,136	113,228,988	16,130	71,042
Investor Shares	1,001,049	17,648,035	29,644	391,513
Administrative Shares	4,578,974	40,378,440	-	-
Participant Shares	3,228,420	28,574,754	64,332	33,794
Cost of shares redeemed:
Institutional Shares	(62,615,913,896)	(72,543,072,439)	(16,246,281)	(30,810,092)
Investor Shares	(1,826,403,635)	(5,298,143,832)	(23,879,535)	(141,888,485)
Administrative Shares	(7,612,403,495)	(13,141,781,549)	-	-
Participant Shares	(7,197,319,977)	(14,129,690,394)	(99,853,205)	(5,216,011)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	7,756,428,189	1,056,948,324	9,398,419	(15,806,436)
Total Increase (Decrease) in Net Assets	7,759,166,316	1,057,742,867	9,406,646	(15,807,476)
Net Assets ($):
Beginning of Period	30,816,451,077	29,758,708,210	52,020,558	67,828,034
End of Period	38,575,617,393	30,816,451,077	61,427,204	52,020,558

[a]On May 31, 2019, Dreyfus AMT-Free Municipal Cash Management Plus commenced offering Participant shares.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus AMT-Free New York Municipal Cash Management		Dreyfus AMT-Free Tax Exempt Cash Management
	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020[a]	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
Operations ($):
Investment income—net	369,933	1,378,431	2,274,950	7,494,597
Net realized gain (loss) on investments	-	53,812	-	12,830
Net change in unrealized appreciation (depreciation) on investments	-	-	3,480	9,599
Net Increase (Decrease) in Net Assets Resulting from Operations	369,933	1,432,243	2,278,430	7,517,026
Distributions ($):
Distributions to shareholders:
Institutional Shares	(310,990)	(1,154,341)	(2,183,691)	(7,132,386)
Investor Shares	(80,741)	(241,490)	(91,259)	(362,211)
Participant Shares	(10,094)	(6,512)	-	-
Total Distributions	(401,825)	(1,402,343)	(2,274,950)	(7,494,597)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	59,993,996	208,382,493	2,089,943,193	3,776,635,192
Investor Shares	37,899,430	70,271,523	2,329,439	370,106
Participant Shares	9,546,900	8,450,869	-	-
Distributions reinvested:
Institutional Shares	165,876	582,027	1,012,409	2,389,655
Investor Shares	78,698	230,823	2,068	7,754
Participant Shares	9,695	6,341	-	-
Cost of shares redeemed:
Institutional Shares	(65,580,100)	(216,926,756)	(1,964,046,599)	(3,904,408,767)
Investor Shares	(37,125,646)	(72,212,686)	(4,309,999)	(3,001,546)
Participant Shares	(12,293,941)	(3,389,049)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(7,305,092)	(4,604,415)	124,930,511	(128,007,606)
Total Increase (Decrease) in Net Assets	(7,336,984)	(4,574,515)	124,933,991	(127,985,177)
Net Assets ($):
Beginning of Period	125,775,957	130,350,472	529,947,173	657,932,350
End of Period	118,438,973	125,775,957	654,881,164	529,947,173
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	59,993,996	-	2,090,255,493	3,776,513,070
Shares issued for distributions reinvested	165,876	-	1,012,552	2,389,583
Shares redeemed	(65,580,100)	-	(1,964,251,954)	(3,904,298,804)
Net Increase (Decrease) in Shares Outstanding	(5,420,228)	-	127,016,091	(125,396,151)
Investor Shares
Shares sold	37,899,430	-	2,329,671	370,096
Shares issued for distributions reinvested	78,698	-	2,068	7,754
Shares redeemed	(37,125,646)	-	(4,310,430)	(3,001,630)
Net Increase (Decrease) in Shares Outstanding	852,482	-	(1,978,691)	(2,623,780)
Participant Shares
Shares sold	9,546,900	-	-	-
Shares issued for distributions reinvested	9,695	-	-	-
Shares redeemed	(12,293,941)	-	-	-
Net Increase (Decrease) in Shares Outstanding	(2,737,346)	-	-	-

[a]On May 31, 2019, Dreyfus AMT-Free New York Municipal Cash Management commenced offering Participant shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)									Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Six Months Ended July 31, 2020 (Unaudited)	1.0005	.0042	[a]	.0000[b]	(.0035)		1.0012	.42	[c]	.22	[d]	.12	[d]	86	[d]	6,445,403
Year Ended January 31,
2020	1.0002	.0229	[a]	(.0005)[e]	(.0221)		1.0005	2.27		.21		.11		2.22		10,233,582
2019	.9999	.0216	[a]	(.0003)	(.0210)		1.0002	2.15		.21		.09		2.13		9,526,673
2018	1.0002	.0114	[a]	(.0003)	(.0114)		.9999	1.11		.25		.12		1.20		6,884,805
2017[f]	1.00	.0036	[a]	.0002	(.0036)		1.0002	.38		.22		.22		.31		2,925,514
2016	1.00	.001		-	(.001)		1.00	.07		.21		.20		.07		20,312,768
Investor Shares
Six Months Ended July 31, 2020 (Unaudited)	1.0005	.0019	[a]	.0010	(.0022)		1.0012	.30	[c]	.47	[d]	.37	[d]	.39	[d]	274,929
Year Ended January 31,
2020	1.0002	.0196	[a]	.0004	(.0197)		1.0005	2.01		.46		.36		1.91		171,215
2019	1.0000	.0188	[a]	(.0001)	(.0185)		1.0002	1.88		.46		.34		1.80		101,165
2018	1.0002	.0089	[a]	(.0002)	(.0089)		1.0000	.87		.50		.39		.88		124,166
2017[f]	1.00	.0012	[a]	.0002	(.0012)		1.0002	.15		.47		.46		.06		131,245
2016	1.00	.000	[g]	-	(.000)	[g]	1.00	.00	[h]	.46		.26		.00	[h]	1,577,869
Administrative Shares
Six Months Ended July 31, 2020 (Unaudited)	1.0005	.0032	[a]	.0005	(.0030)		1.0012	.37	[c]	.31	[d]	.22	[d]	.62	[d]	66,507
Year Ended January 31,
2020	1.0002	.0225	[a]	(.0010)[e]	(.0212)		1.0005	2.17		.31		.21		2.15		77,564
2019	1.0000	.0225	[a]	(.0023)	(.0200)		1.0002	2.04		.31		.19		2.03		104,888
2018	1.0002	.0104	[a]	(.0002)	(.0104)		1.0000	1.03		.35		.24		1.02		88,645
2017[f]	1.00	.0027	[a]	.0002	(.0027)		1.0002	.29		.32		.32		.20		109,801
2016	1.00	.000	[g]	-	(.000)	[g]	1.00	.02		.31		.25		.02		2,034,366

a Based on average shares outstanding.
b Amount represents less than $.0001 per share.
c Not annualized.
d Annualized.
e  In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
f Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.
g Amount represents less than $.001 per share.
h Amount represents less than .01%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management
Institutional Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)		1.00	.23	[a]	.21	[b]	.16	[b]	.39	[b]	81,059,722
Year Ended January 31,
2020	1.00	.020		(.020)		1.00	2.02		.21		.16		2.00		52,217,126
2019	1.00	.018		(.018)		1.00	1.82		.21		.17		1.79		51,959,429
2018	1.00	.009		(.009)		1.00	.85		.21		.16		.87		61,917,499
2017	1.00	.003		(.003)		1.00	.27		.22		.15		.30		49,219,152
2016	1.00	.000	[c]	(.000)	[c]	1.00	.03		.21		.12		.03		16,493,855
Investor Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.001		(.001)		1.00	.15	[a]	.46	[b]	.31	[b]	.27	[b]	2,803,901
Year Ended January 31,
2020	1.00	.018		(.018)		1.00	1.77		.46		.41		1.76		3,230,590
2019	1.00	.016		(.016)		1.00	1.57		.46		.42		1.58		2,727,098
2018	1.00	.006		(.006)		1.00	.60		.46		.42		.62		2,416,450
2017	1.00	.000	[c]	(.000)	[c]	1.00	.04		.46		.38		.05		1,683,826
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.13		.01		1,535,017
Administrative Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)		1.00	.18	[a]	.31	[b]	.24	[b]	.32	[b]	2,658,356
Year Ended January 31,
2020	1.00	.019		(.019)		1.00	1.92		.31		.26		1.88		2,106,473
2019	1.00	.017		(.017)		1.00	1.72		.31		.27		1.70		1,787,604
2018	1.00	.007		(.007)		1.00	.75		.31		.26		.70		1,550,026
2017	1.00	.002		(.002)		1.00	.16		.31		.25		.21		3,367,764
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.13		.01		1,892,123
Participant Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.001		(.001)		1.00	.13	[a]	.61	[b]	.35	[b]	.23	[b]	1,509,150
Year Ended January 31,
2020	1.00	.016		(.016)		1.00	1.62		.62		.57		1.32		1,491,277
2019	1.00	.014		(.014)		1.00	1.41		.61		.57		1.41		92,963
2018	1.00	.004		(.004)		1.00	.45		.61		.56		.43		90,708
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.61		.43		.02		97,423
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.62		.12		.01		48,876

a Not annualized.
b Annualized.
c Amount represents less than $.001 per share.
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Securities Cash Management
Institutional Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)		1.00	.24	[a]	.21	[b]	.21	[b]	.43	[b]	3,344,082
Year Ended January 31,
2020	1.00	.019		(.019)		1.00	1.94		.22		.22		1.96		3,245,834
2019	1.00	.018		(.018)		1.00	1.78		.22		.21		1.76		4,142,111
2018	1.00	.008		(.008)		1.00	.80		.22		.19		.79		3,764,742
2017	1.00	.002		(.002)		1.00	.22		.22		.18		.22		3,766,664
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.22		.10		.01		2,282,377
Investor Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)		1.00	.16	[a]	.46	[b]	.37	[b]	.28	[b]	474,138
Year Ended January 31,
2020	1.00	.017		(.017)		1.00	1.69		.47		.47		1.68		428,964
2019	1.00	.015		(.015)		1.00	1.52		.47		.46		1.52		443,941
2018	1.00	.005		(.005)		1.00	.54		.47		.44		.57		446,933
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.47		.38		.02		347,191
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.11		.00	[d]	580,124
Administrative Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)		1.00	.19	[a]	.32	[b]	.30	[b]	.27	[b]	1,063,396
Year Ended January 31,
2020	1.00	.018		(.018)		1.00	1.85		.32		.32		1.79		611,072
2019	1.00	.017		(.017)		1.00	1.68		.32		.31		1.68		387,132
2018	1.00	.007		(.007)		1.00	.69		.32		.29		.70		449,501
2017	1.00	.001		(.001)		1.00	.10		.32		.30		.10		392,889
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.33		.12		.00	[d]	646,418
Participant Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.001		(.001)		1.00	.13	[a]	.61	[b]	.44	[b]	.27	[b]	395,362
Year Ended January 31,
2020	1.00	.015		(.015)		1.00	1.54		.62		.62		1.48		416,833
2019	1.00	.014		(.014)		1.00	1.37		.62		.61		1.37		289,236
2018	1.00	.004		(.004)		1.00	.39		.62		.59		.39		312,013
2017	1.00	.000	[c]	(.000)	[c]	1.00	.01		.62		.39		.01		335,698
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.62		.11		.00	[d]	297,958

a Not annualized.
b Annualized.
c Amount represents less than $.001 per share
d Amount represents less than .01%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Obligations Cash Management
Institutional Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)		1.00	.21	[a]	.22	[b]	.19	[b]	.37	[b]	23,359,602
Year Ended January 31,
2020	1.00	.020		(.020)		1.00	1.99		.21		.18		1.97		14,900,109
2019	1.00	.018		(.018)		1.00	1.82		.21		.18		1.83		15,314,155
2018	1.00	.008		(.008)		1.00	.82		.21		.20		.83		17,116,541
2017	1.00	.002		(.002)		1.00	.22		.21		.18		.23		16,853,981
2016	1.00	.000	[c]	(.000)	[c]	1.00	.02		.21		.10		.02		16,300,313
Investor Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.001		(.001)		1.00	.14	[a]	.46	[b]	.33	[b]	.28	[b]	1,579,688
Year Ended January 31,
2020	1.00	.017		(.017)		1.00	1.73		.46		.43		1.71		1,702,388
2019	1.00	.016		(.016)		1.00	1.57		.46		.43		1.55		1,824,737
2018	1.00	.006		(.006)		1.00	.56		.46		.45		.57		2,105,370
2017	1.00	.000	[c]	(.000)	[c]	1.00	.03		.46		.37		.02		1,754,491
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.11		.01		2,404,304
Administrative Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)		1.00	.17	[a]	.31	[b]	.27	[b]	.28	[b]	818,773
Year Ended January 31,
2020	1.00	.019		(.019)		1.00	1.89		.31		.28		1.86		677,032
2019	1.00	.017		(.017)		1.00	1.72		.31		.28		1.75		704,333
2018	1.00	.007		(.007)		1.00	.72		.31		.30		.74		441,771
2017	1.00	.001		(.001)		1.00	.12		.31		.29		.12		278,799
2016	1.00	000	[c]	(.000)	[c]	1.00	.01		.31		.10		.01		365,175
Participant Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.001		(.001)		1.00	.12	[a]	.61	[b]	.37	[b]	.21	[b]	2,545,222
Year Ended January 31,
2020	1.00	.016		(.016)		1.00	1.58		.61		.58		1.52		2,077,167
2019	1.00	.014		(.014)		1.00	1.42		.61		.58		1.41		1,170,243
2018	1.00	.004		(.004)		1.00	.41		.61		.60		.36		990,662
2017	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.41		.01		1,257,301
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.11		.01		595,242

a Not annualized.
b Annualized.
c Amount represents less than $.001 per share.
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management
Institutional Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)		1.00	.24	[a]	.21	[b]	.20	[b]	.40	[b]	30,895,196
Year Ended January 31,
2020	1.00	.019		(.019)		1.00	1.96		.21		.19		1.93		24,169,621
2019	1.00	.018		(.018)		1.00	1.78		.21		.20		1.75		23,505,647
2018	1.00	.008		(.008)		1.00	.79		.21		.18		.77		27,366,026
2017	1.00	.002		(.002)		1.00	.19		.21		.18		.19		27,660,470
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.06		.01		30,851,896
Investor Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)		1.00	.16	[a]	.46	[b]	.35	[b]	.29	[b]	1,164,246
Year Ended January 31,
2020	1.00	.017		(.017)		1.00	1.70		.46		.44		1.74		1,128,928
2019	1.00	.015		(.015)		1.00	1.53		.46		.45		1.51		1,746,213
2018	1.00	.005		(.005)		1.00	.53		.46		.43		.54		2,104,742
2017	1.00	.000	[c]	(.000)	[c]	1.00	.02		.46		.34		.02		2,099,312
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.07		.00	[d]	4,346,185
Administrative Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)		1.00	.19	[a]	.31	[b]	.29	[b]	.30	[b]	3,419,489
Year Ended January 31,
2020	1.00	.018		(.018)		1.00	1.86		.31		.29		1.84		2,364,299
2019	1.00	.017		(.017)		1.00	1.68		.31		.30		1.67		2,454,059
2018	1.00	.007		(.007)		1.00	.68		.31		.28		.68		2,594,277
2017	1.00	.001		(.001)		1.00	.09		.31		.29		.10		2,450,740
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.07		.00	[d]	705,722
Participant Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.001		(.001)		1.00	.13	[a]	.61	[b]	.41	[b]	.25	[b]	3,096,686
Year Ended January 31,
2020	1.00	.015		(.015)		1.00	1.55		.61		.59		1.47		3,153,603
2019	1.00	.014		(.014)		1.00	1.38		.61		.60		1.36		2,052,791
2018	1.00	.004		(.004)		1.00	.39		.61		.58		.39		2,179,683
2017	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.36		.01		2,073,661
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.06		.00	[d]	3,234,511

a     Not annualized.
b Annualized.
c Amount represents less than $.001 per share.
d Amount represents less than .01%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)										Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Tax return of capital	Total Distributions	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Municipal Cash Management Plus
Institutional Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.003		(.003)		-	(.003)	1.00	.27	[a]	.54	[b]	.35	[b]	.51	[b]	4,777
Year Ended January 31,
2020	1.00	.010		(.010)		-	(.010)	1.00	1.04		.58		.44		1.05		6,900
2019	1.00	.011		(.011)		-	(.011)	1.00	1.13		.45		.30		1.16		8,949
2018	1.00	.007		(.007)		-	(.007)	1.00	.67		.44		.32		.75		11,018
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.58		.41		.28		.04		3,145
2016	1.00	.000	[c]	(.000)	[c]	-	(.000)[c]	1.00	.01		.30		.10		.00	[d]	107,204
Investor Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)		-	(.002)	1.00	.22	[a]	.75	[b]	.44	[b]	.38	[b]	19,730
Year Ended January 31,
2020	1.00	.008		(.008)		-	(.008)	1.00	.80		.78		.68		.88		12,979
2019	1.00	.009		(.009)		-	(.009)	1.00	.89		.65		.55		.87		58,879
2018	1.00	.004		(.004)		-	(.004)	1.00	.44		.59		.49		.45		214,934
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.52		.64		.45		.08		174,214
2016	1.00	.000	[c]	(.000)	[c]	-	(.000)[c]	1.00	.01		.54		.10		.00	[d]	101,477
Participant Shares[e]
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)		-	(.002)	1.00	.22	[a]	.88	[b]	.36	[b]	.27	[b]	36,920
Year Ended January 31,
2020	1.00	.005		(.005)		-	(.005)	1.00	.46	[a]	1.05	[b]	.70	[b]	.47	[b]	32,141

a  Not annualized.
b     Annualized.
c Amount represents less than $.001 per share.
d Amount represents less than .01%.
e From May 31, 2019 (commencement of initial offering) to January 31, 2020.
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income	Dividends from net realized gain on investments	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free New York Municipal Cash Management
Institutional Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.003		(.003)	(.000)[a]	1.00	.34	[b]	.35	[c]	.33	[c]	.59	[c]	85,930
Year Ended January 31,
2020	1.00	.011		(.011)	(.000)[a]	1.00	1.17		.35		.34		1.15		91,375
2019	1.00	.012		(.012)	-	1.00	1.17		.33		.33		1.16		99,314
2018	1.00	.006		(.006)	-	1.00	.60		.34		.34		.61		92,193
2017	1.00	.002		(.002)	-	1.00	.21		.29		.25		.16		85,203
2016	1.00	.000	[a]	(.000)[a]	-	1.00	.00	[d]	.28		.10		.00	[d]	184,514
Investor Shares
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)	(.000)[a]	1.00	.26	[b]	.59	[c]	.48	[c]	.49	[c]	30,178
Year Ended January 31,
2020	1.00	.009		(.009)	(.000)[a]	1.00	.93		.59		.58		.90		29,332
2019	1.00	.009		(.009)	-	1.00	.92		.57		.57		.89		31,036
2018	1.00	.004		(.004)	-	1.00	.36		.57		.57		.34		79,362
2017	1.00	.001		(.001)	-	1.00	.06		.54		.41		.05		121,343
2016	1.00	.000	[a]	(.000)[a]	-	1.00	.00	[d]	.51		.11		.00	[d]	213,259
Participant Shares[e]
Six Months Ended July 31, 2020 (Unaudited)	1.00	.002		(.002)	(.000)[a]	1.00	.23	[b]	.74	[c]	.62	[c]	.69	[c]	2,331
Year Ended January 31,
2020	1.00	.004		(.004)	(.000)[a]	1.00	.43	[b]	.79	[c]	.79	[c]	.49	[c]	5,068

a Amount represents less than $.001 per share.
b Not annualized.
c Annualized.
d Amount represents less than .01%.
e From May 31, 2019 (commencement of initial offering) to January 31, 2020.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Tax Exempt Cash Management
Institutional Shares
Six Months Ended July 31, 2020 (Unaudited)	1.0001	.0033	[a]	(.0001)	(.0034)		.9999	.32	[b]	.24	[c]	.19	[c]	.64	[c]	623,221
Year Ended January 31,
2020	1.0000	.0133	[a]	(.0005)[d]	(.0127)		1.0001	1.29		.26		.20		1.28		496,302
2019	1.0000	.0122	[a]	.0003	(.0125)		1.0000	1.25		.27		.21		1.23		621,665
2018	1.0000	.0066	[a]	.0000[e]	(.0066)		1.0000	.66		.26		.26		.65		607,839
2017[f]	1.00	.0026	[a]	.0000[e]	(.0026)		1.0000	.26		.24		.21		.21		603,783
2016	1.00	.000	[g]	-	(.000)	[g]	1.00	.01		.23		.08		.00	[h]	1,555,860
Investor Shares
Six Months Ended July 31, 2020 (Unaudited)	1.0001	.0028	[a]	(.0003)	(.0027)		.9999	.25	[b]	.49	[c]	.33	[c]	.56	[c]	31,660
Year Ended January 31,
2020	1.0000	.0103	[a]	(.0000)[d,e]	(.0102)		1.0001	1.04		.49		.45		1.03		33,645
2019	1.0000	.0100	[a]	.0000[e]	(.0100)		1.0000	1.00		50.46				1.00		36,267
2018	1.0000	.0042	[a]	.0000[e]	(.0042)		1.0000	.42		.50		.50		.42		37,136
2017[f]	1.00	.0008	[a]	.0000[e]	(.0008)		1.0000	.08		.48		.34		.04		40,717
2016	1.00	.000	[g]	-	(.000)	[g]	1.00	.01		.47		.08		.00	[h]	287,319

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
e Amount represents less than $.0001 per share.
f    Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.
g Amount represents less than $.001 per share.
h Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management are diversified funds. Dreyfus AMT-Free New York Municipal Cash Management is non-diversified. Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus AMT-Free Tax Exempt Cash Management is sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management seek to provide income exempt from federal income taxes and the federal alternative minimum tax. Dreyfus AMT-Free New York Municipal Cash Management seeks to provide income exempt from federal, New York state and New York city income taxes and the federal alternative minimum tax. Each fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), each fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. As of July 31, 2020, each fund offered Institutional Shares, Investor Shares, Administrative Shares and Participant Shares, with the following exceptions: Dreyfus Cash Management did not offer Participant Shares; Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management did not offer Administrative Shares; and Dreyfus AMT-Free Tax Exempt Cash Management did not offer Administrative and Participant Shares. Each share class of the funds are subject to a Shareholder Services Plan, and the Participant Shares of the funds are subject to an Administrative Services Plan (the “Plans”). Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management each operate as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund and Retail Fund to maintain a constant NAV of $1.00 per share, and each Government Fund and Retail Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that a Government Fund or Retail Fund will be able to maintain a constant NAV of $1.00 per share.

Dreyfus Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management each operate as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”).

Each Retail Fund and Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Retail and Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Board of Trustees (the “Board”).

Institutional Funds: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2020, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dreyfus AMT-Free New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury Obligations Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which each fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent each fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended July 31, 2020, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended July 31, 2020, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to January 31, 2020.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended January 31, 2020. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2020, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 1—Capital Loss Carryover
Short-Term Losses ($)†
Dreyfus Government Cash Management	852,637
Dreyfus Government Securities Cash Management	251,644
Dreyfus Treasury Obligations Cash Management	1,969,100
Dreyfus Treasury Securities Cash Management	368,798
Dreyfus AMT-Free Municipal Cash Management Plus	4,308

† These short-term capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid
	2020
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Cash Management	-	253,363,253	-
Dreyfus Government Cash Management	-	1,091,166,068	-
Dreyfus Government Securities Cash Management	-	90,596,450	-
Dreyfus Treasury Obligations Cash Management	-	370,478,201	-
Dreyfus Treasury Securities Cash Management	-	583,491,552	-
Dreyfus AMT-Free Municipal Cash Management Plus	506,623	-	-
Dreyfus AMT-Free New York Municipal Cash Management	1,378,431	-	23,912
Dreyfus AMT-Free Tax Exempt Cash Management	7,494,597	-	-

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements (the “Agreements”) with the Adviser, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. For Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management, the Agreements provide that if in any full fiscal year the aggregate expenses, (excluding taxes, brokerage fees and extraordinary expenses) exceed 1.5% of the value of each relevant fund’s average daily net assets, the Adviser will reimburse the relevant fund, or bear any excess expense over 1.5%. During the period ended July 31, 2020, there were no reimbursements pursuant to the Agreements.

For certain funds, the Adviser agreed to waive receipt of its fees or limit the fund’s direct expenses during period ended July 31, 2020, as described below. To the extent that it is necessary for the Adviser to waive receipt of its management fee (or reimburse the fund’s common expenses) for any share class, the amount of the waiver or reimbursement will be applied equally to each share class of the fund in order to facilitate a daily yield at or above a certain level which may change from time to time. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time. For Dreyfus Treasury Securities Cash Management and Dreyfus AMT-Free Municipal Cash Management Plus, the Adviser agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of all classes of the fund. For Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management, the Adviser agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of the fund’s Institutional shares. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of each relevant fund. Table 3 summarizes the reduction in expenses for each relevant fund, pursuant to these undertakings, during the period ended July 31, 2020.

Table 3—Fee Waivers ($)

Dreyfus Cash Management	3,385,630
Dreyfus Government Cash Management	2,914,559
Dreyfus Treasury Obligations Cash Management	3,536,323
Dreyfus Treasury Securities Cash Management	1,918,158
Dreyfus AMT-Free Municipal Cash Management Plus	54,065
Dreyfus AMT-Free Tax Exempt Cash Management	49,566

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 4 summarizes the reduction in expenses for each relevant fund, pursuant to these undertakings, during the period ended July 31, 2020.

Table 4—Expense Reductions ($)

Dreyfus Cash Management	1,760
Dreyfus Government Cash Management	20,083,355
Dreyfus Government Securities Cash Management	669,056
Dreyfus Treasury Obligations Cash Management	3,259,767
Dreyfus Treasury Securities Cash Management	3,891,260
Dreyfus AMT-Free Municipal Cash Management Plus	95,416
Dreyfus AMT-Free New York Municipal Cash Management	20,549
Dreyfus AMT-Free Tax Exempt Cash Management	161,839

(b) Under each fund’s Shareholder Services Plan, with respect to each fund’s applicable Investor Shares, Administrative Shares and Participant Shares, each fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares and Participant Shares pay the Distributor at annual rates of .25%, .10% and .25%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan as to each class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares and Participant Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares and/or Participant Shares automated teller check writing privileges and, in the case of Participant Shares, automated teller machine access and bill paying services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. Additionally, with respect to each fund’s applicable Participant Shares, each fund will pay the Distributor for the provision of certain types of recordkeeping and other related services pursuant to the Administrative Services Plan. Participant Shares pay the Distributor at an annual rate of .15% of the value of the applicable Participant Shares class’ average daily net assets. Neither the Shareholder Services Plan nor the Administrative Services Plan provides for payments related to the distribution of fund shares. Under the Plans, as to each class, the Distributor would be able to pay financial

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

intermediaries from the fees it receives from the Plans for the provision of the respective services by the intermediaries to their clients who are beneficial owners of fund shares. Table 5 summarizes the amount each fund was charged pursuant to the Shareholder Services Plan and Administrative Shareholder Services Plan during the period ended July 31, 2020.

Table 5—Shareholder Services Plan Fees & Administrative Services Plan Fees

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)
Dreyfus Cash Management
Shareholder Service Plan fees	228,349	35,688	-
Dreyfus Government Cash Management
Shareholder Service Plan fees	3,096,000	1,298,322	2,018,296
Administrative Service Plan fees	-	-	1,210,978
Dreyfus Government Securities Cash Management
Shareholder Service Plan fees	607,272	471.409	494.286
Administrative Service Plan fees	-	-	296.572
Dreyfus Treasury Obligations Cash Management
Shareholder Service Plan fees	1,885,490	422,896	2,959,157
Administrative Service Plan fees	-	-	1,775,494
Dreyfus Treasury Securities Cash Management
Shareholder Service Plan fees	1,434,571	1,693,494	4,011,344
Administrative Service Plan fees	-	-	2,406,806
Dreyfus AMT-Free Municipal Cash Management Plus
Shareholder Service Plan fees	19,690	-	58,917
Administrative Service Plan fees	-	-	35,350
Dreyfus AMT-Free New York Municipal Cash Management
Shareholder Service Plan fees	37,228	-	3,563
Administrative Service Plan fees	-	-	2,138
Dreyfus AMT-Free Tax Exempt Cash Management
Shareholder Service Plan fees	40,406	-	-

(c) Each fund has adopted a Reimbursement Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the maintenance of shareholder accounts. The Adviser has agreed to waive receipt of Shareholder Services Plan fees for Dreyfus AMT-Free Municipal Cash Management Plus. During the period ended July 31, 2020, the fund waived a total of $1,024 within the reduction in expenses, pursuant to the undertaking. This waiver is voluntary, not contractual, and may be terminated at any time. Table 6 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Reimbursement Shareholder Services Plan during the period ended July 31, 2020.

Table 6—Reimbursement Shareholder Services Plan Fees ($)

Dreyfus Cash Management	139,216
Dreyfus Government Cash Management	416,044
Dreyfus Government Securities Cash Management	18,562
Dreyfus Treasury Obligations Cash Management	120,280
Dreyfus Treasury Securities Cash Management	113,804
Dreyfus AMT-Free Municipal Cash Management Plus	1,024
Dreyfus AMT-Free New York Municipal Cash Management	5,185
Dreyfus AMT-Free Tax Exempt Cash Management	37,665

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

For Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Cash Management and Dreyfus Treasury Securities Cash Management has arrangement with the custodian whereby Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Treasury Obligations Cash Management will receive interest income or be charged an overdraft fees when positive cash balances are maintained. For financial reporting purposes, the funds includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

For Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management has arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 7 summarizes the amount each fund was charged during the period ended July 31, 2020, which is included in Shareholder servicing costs in the Statements of Operations.

Table 7—Transfer Agency Agreement Fees ($)

Dreyfus Cash Management	4,737
Dreyfus Government Cash Management	14,718
Dreyfus Government Securities Cash Management	1,336
Dreyfus Treasury Obligations Cash Management	3,961
Dreyfus Treasury Securities Cash Management	5,727
Dreyfus AMT-Free Municipal Cash Management Plus	345
Dreyfus AMT-Free New York Municipal Cash Management	588
Dreyfus AMT-Free Tax Exempt Cash Management	1,158

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 8 summarizes the amount each fund was charged during the period ended July 31, 2020 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 8.

During the period ended July 31, 2020, each fund was charged $7,315 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 9 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 8—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	72,020	-
Dreyfus Government Cash Management	568,971	-
Dreyfus Government Securities Cash Management	43,644	-
Dreyfus Treasury Obligations Cash Management	174,939	-
Dreyfus Treasury Securities Cash Management	301,403	-
Dreyfus AMT-Free Municipal Cash Management Plus	4,594	(1,757)
Dreyfus AMT-Free New York Municipal Cash Management	5,398	(3,247)
Dreyfus AMT-Free Tax Exempt Cash Management	23,470	(8,850)

Table 9—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fees ($)	Shareholder Services Plans Fees ($)	Administrative Services Plan Fees($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Cash Management	1,129,162	50,350	-	55,972	1,137	1,508	(622,803)
Dreyfus Government Cash Management	14,880,952	1,088,469	188,861	374,583	1,137	3,340	(4,597,451)
Dreyfus Government Securities Cash Management	900,957	284,792	50,450	31,857	1,137	465	(249,475)
Dreyfus Treasury Obligations Cash Management	4,584,998	916,732	310,922	117,323	1,137	1,370	(1,636,402)
Dreyfus Treasury Securities Cash Management	6,854,874	1,269,226	429,397	187,067	1,137	2,000	(1,689,377)
Dreyfus AMT-Free Municipal Cash Management Plus	15,003	17,438	7,871	2,469	1,137	123	(36,509)
Dreyfus AMT-Free New York Municipal Cash Management	20,444	6,554	247	2,880	1,137	192	(11,865)
Dreyfus AMT-Free Tax Exempt Cash Management	118,442	6,701	-	11,078	1,137	412	(39,217)

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 10 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended July 31, 2020.

Table 11 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for relevant each fund at July 31, 2020.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 10—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus AMT-Free Municipal Cash Management Plus	69,025,000	75,000,000
Dreyfus AMT-Free New York Municipal Cash Management	73,875,000	69,425,000
Dreyfus AMT-Free Tax Exempt Cash Management	465,285,000	383,745,000

Table 11—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	765,999	(3,707)	762,292
Dreyfus AMT-Free Tax-Exempt Cash Management	12,485	-	12,485

INFORMATION ABOUT THE OF EACH FUND’S MANGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Boards of Trustees (the “Board”) held on May 5, 2020, the Board considered the renewal of each fund’s Management Agreement and, where applicable, Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory services and administrative services (together, the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of each Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the funds. For each fund, the Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the funds.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional money market funds focusing on investments similar to those of the fund (the “Performance Universe”), all for various periods ended March 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of institutional money market funds focusing on investments similar to those of the fund, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons for each fund and considered the following:

For Dreyfus Cash Management, the fund’s gross total return performance was above, at or within two basis points of the Performance Group and Performance Universe medians for all periods. The fund’s net total return performance was above, at or within two basis points of the Performance Group median and above the Performance Universe median for all periods.

For Dreyfus Government Cash Management, the fund’s gross total return performance was at, above or within two basis points of the Performance Group and Performance Universe medians for all periods. The fund’s net total return performance was at or within one basis point of the Performance Group median and above the Performance Universe median for all periods.

For Dreyfus Government Securities Cash Management, the fund’s gross total return performance was at, above or within three basis points of the Performance Group and Performance Universe medians for all periods. The fund’s net total return performance was below the Performance Group median and above the Performance Universe median for all periods.

For Dreyfus Treasury Obligations Cash Management, the fund’s gross total return performance was above, at or within one basis point of the Performance Group and Performance Universe medians for all periods except for the one-year period when performance was below the medians. The fund’s net total return performance was at or below the Performance Group median for all periods and above the Performance Universe median for all periods.

For Dreyfus Treasury Securities Cash Management, the fund’s gross total return performance was at or within one basis point of the Performance Group median and at or within three basis points of the Performance Universe median for all periods. The fund’s net total return performance was at or within one basis point of the Performance Group median and above the Performance Universe median for all periods.

For Dreyfus AMT-Free Tax Exempt Cash Management, the fund’s gross total return performance was above or within four basis points of the Performance Group median for all periods and above or one or two basis points below the Performance Universe medians for the periods. The fund’s net total return performance was below the Performance Group median for all periods and above or within two basis point of the Performance Universe median for the periods.

For Dreyfus AMT-Free Municipal Cash Management Plus, the fund’s gross total return performance was at or above the Performance Group and Performance Universe medians for all periods except for the two-year period when performance was below the Performance Universe median. The fund’s net total return performance was above the Performance Group and Performance Universe medians for all periods except the one-, two- and three-year periods when performance was below the Performance Group median and the one- and two-year periods when performance was below the Performance Universe median.

For Dreyfus AMT-Free New York Municipal Cash Management, the fund’s gross total return performance was at, above or within one basis point of the Performance Group and Performance Universe medians. The fund’s net total return performance was above, at or within two basis points of the Performance Group median for all periods and above the Performance Universe median for all periods.

For each fund, the Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by each fund over the fund’s last fiscal year which, for certain funds, included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

For Dreyfus Cash Management, the fund’s contractual management fee was above the Expense Group median contractual management fee, the fund’s actual management fee was below the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were below the Expense Group and Expense Universe total expenses medians (lowest in the Expense Group).

For Dreyfus Government Cash Management, the fund’s contractual management fee was at the Expense Group median contractual management fee, the fund’s actual management fee was at the Expense Group median actual management fee and below the Expense Universe median actual management fee and the fund’s total expenses were below the Expense Group and Expense Universe total expenses median.

For Dreyfus Government Securities Cash Management, the fund’s contractual management fee was within one basis point of the Expense Group median contractual management fee, the fund’s actual management fee was above the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were above the Expense Group median total expenses and below the Expense Universe median total expenses.

For Dreyfus Treasury Obligations Cash Management, the fund’s contractual management fee was at the Expense Group median contractual management fee, the fund’s actual management fee was within one basis point of the Expense Group median actual management fee and approximately equal to the

INFORMATION ABOUT THE OF EACH FUND’S MANGEMENT AGREEMENT (Unaudited) (continued)

Expense Universe median actual management fee and the fund’s total expenses were below the Expense Group and Expense Universe total expenses medians.

For Dreyfus Treasury Securities Cash Management, the fund’s contractual management fee was within one basis point of the Expense Group median contractual management fee, the fund’s actual management fee was above the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were within one basis point of the Expense Group median total expenses and below the Expense Universe median total expenses.

For Dreyfus AMT-Free Tax Exempt Cash Management, the fund’s contractual management fee was at the Expense Group median contractual management fee, the fund’s actual management fee was above the Performance Group and Performance Universe actual management fee medians and the fund’s total expenses were below the Expense Group and Expense Universe total expenses medians.

For Dreyfus AMT-Free Municipal Cash Management Plus, the fund’s contractual management fee was below the Expense Group median contractual management fee, the fund’s actual management fee was below the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were above the Expense Group and Expense Universe total expenses medians.

For Dreyfus AMT-Free New York Municipal Cash Management, the fund’s contractual management fee was below the Expense Group median contractual management fee, the fund’s actual management fee was above the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were approximately equal to the Expense Group median total expenses and below the Expense Universe median total expenses.

For certain funds, the Board also considered the current fee waiver and expense reimbursement arrangement undertaken by the Adviser.

For each fund, representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of each fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the funds.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver and expense reimbursement arrangement for certain funds and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under each Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for each fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each fund, as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• For Dreyfus AMT-Free Tax Exempt Cash Management, while the Board expressed some concern about the fund’s net total return performance relative to its Performance Group and Performance Universe, the Board generally was satisfied with the fund’s overall performance.

• For the other funds, the Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the relevant fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under its Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the relevant Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of each fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew each Agreement.

For More Information

Dreyfus Cash Management Funds
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional	Investor	Administrative	Participant
Dreyfus Cash Management	DICXX	DVCXX	DSCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury Obligations Cash Management	DTRXX	DTVXX	DTAXX	DTPXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX
Dreyfus AMT-Free Municipal Cash Management Plus	DIMXX	DVMXX		DMUXX
Dreyfus AMT-Free New York Municipal Cash Management	DIYXX	DVYXX		DMDXX
Dreyfus AMT-Free Tax Exempt Cash Management	DEIXX	DEVXX

Telephone Call your representative or 1-800-346-3621

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn

Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Dreyfus Money Market Funds at www.dreyfus.com

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation CMGTSA0720

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury Obligations Cash Management

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      September 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      September 25, 2020

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      September 25, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)